UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
COLUMBIA FUNDS SERIES TRUST II
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)                            (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: October 31
Date of reporting period: July 31, 2011

Item 1.	Schedule of Investments

Portfolio of Investments
Columbia Absolute Return Currency and Income Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes 0.8%

Agencies 0.7%

Bank of America Corp.
FDIC Government Guaranty(a)
06/22/12	0.447%	$2,000,000	$2,005,056

Brokerage 0.1%

Lehman Brothers Holdings, Inc.
Senior Unsecured(b)
10/22/09	0.000%	640,000	168,000

Total Corporate Bonds & Notes (Cost: $2,640,010)			$2,173,056

Commercial Mortgage-Backed Securities - Non-Agency 1.1%

GS Mortgage Securities Corp. II(a)(c)(d)
Series 2007-EOP Class A2
03/06/20	1.317%	$1,200,000	$1,180,919
Series 2007-EOP Class A3
03/06/20	1.535%	1,770,000	1,726,623

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $2,926,030)			$2,907,542

Asset-Backed Securities - Non-Agency 1.3%

Countrywide Home Equity Loan Trust
Series 2005-H Class 2A (FGIC)(a)
12/15/35	0.427%	$116,997	$46,418
Northstar Education Finance, Inc.
Series 2007-1 Class A2(a)
01/29/46	1.003%	750,000	713,799

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities - Non-Agency (continued)

SLM Student Loan Trust(a)
Series 2005-5 Class A2
10/25/21	0.333%	$565,140	$562,710
Series 2005-8 Class A2
07/25/22	0.343%	734,419	732,357
Series 2006-A Class A2
12/15/20	0.327%	137,647	137,287
Series 2006-C Class A2
09/15/20	0.297%	380,491	377,177
Series 2007-2 Class A2
07/25/17	0.253%	713,080	706,883

Total Asset-Backed Securities - Non-Agency (Cost: $3,369,328)			$3,276,631

Foreign Government Obligations 0.8%

United Kingdom 0.8%

Royal Bank of Scotland PLC (The)
Government Liquid Guaranteed(a)(d)(e)
05/11/12	0.964%	$2,000,000	$2,009,040

Total Foreign Government Obligations (Cost: $2,000,000)			$2,009,040

	Shares	Value

Money Market Fund 96.6%

Columbia Short-Term Cash Fund, 0.162%(f)(g)	251,217,418	$251,217,418

Total Money Market Fund (Cost: $251,217,418)		$251,217,418

Total Investments (Cost: $262,152,786)(h)		$261,583,687	(i)
Other Assets & Liabilities, Net		(1,651,041)

Net Assets		$259,932,646

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at July 31, 2011

		Currency to be	Currency to	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	be Received	Appreciation	Depreciation

HSBC Securities (USA), Inc.	Aug. 3, 2011	50,632,000	61,289,902	$—	$(3,042,607)
		(CHF)	(USD)

Goldman, Sachs & Co.	Aug. 3, 2011	15,454,000	25,163,856	—	(202,862)
		(GBP)	(USD)

Deutsche Bank	Aug. 3, 2011	2,946,229,000	37,641,748	—	(628,951)
		(JPY)	(USD)

Barclays Bank PLC	Aug. 3, 2011	25,402,415	24,037,000	—	(245,206)
		(USD)	(CAD)

HSBC Securities (USA), Inc.	Aug. 3, 2011	61,876,535	341,990,000	1,635,697	—
		(USD)	(NOK)

State Street Bank & Trust Company	Aug. 3, 2011	37,158,332	43,583,000	1,144,117	—
		(USD)	(NZD)

Total				$2,779,814	$(4,119,626)

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2011.
(b)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2011, the value of these securities amounted to $168,000, which represents 0.06% of net assets.
(c)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $4,916,582 or 1.89% of net assets.
(e)	Represents a foreign security. At July 31, 2011, the value of foreign securities, excluding short-term securities, represented 0.77% of net assets.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(g)	Investments in affiliates during the period ended July 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$150,791,858	$143,429,405	$(43,003,845)	$—	$251,217,418	$230,295	$251,217,418

(h)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $262,153,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$30,000
Unrealized Depreciation	(599,000)

Net Unrealized Depreciation	$(569,000)

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

FDIC	Federal Deposit Insurance Corporation
FGIC	Financial Guaranty Insurance Company
Currency Legend

CAD	Canadian Dollar
CHF	Swiss Franc
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	US Dollar
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes	$—	$2,173,056	$—	$2,173,056
Commercial Mortgage-Backed Securities - Non-Agency	—	2,907,542	—	2,907,542
Asset-Backed Securities - Non-Agency	—	3,276,631	—	3,276,631
Foreign Government Obligations	—	2,009,040	—	2,009,040

Total Bonds	—	10,366,269	—	10,366,269

Other
Affiliated Money Market Fund	251,217,418	—	—	251,217,418

Total Other	251,217,418	—	—	251,217,418

Investments in Securities	251,217,418	10,366,269	—	261,583,687
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	2,779,814	—	2,779,814
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,119,626)	—	(4,119,626)

Total	$251,217,418	$9,026,457	$—	$260,243,875

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)	There were no significant transfers between Levels 1 and 2 during the period.
(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Asia Pacific ex-Japan Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.8%

AUSTRALIA 13.5%

Australia & New Zealand Banking Group Ltd.(a)	499,029	$11,406,422
BHP Billiton Ltd.(a)	351,293	16,063,072
Commonwealth Bank of Australia(a)(b)	111,813	6,046,312
CSL Ltd.(a)	61,318	2,067,126
Iluka Resources Ltd.(a)	296,865	5,787,263
Macquarie Group Ltd.(a)	115,071	3,485,573
Newcrest Mining Ltd.(a)(b)	170,269	7,424,939
QBE Insurance Group Ltd.(a)	64,512	1,161,000
Rio Tinto Ltd.(a)	96,990	8,497,532
Santos Ltd.(a)	191,826	2,714,022
Telstra Corp., Ltd.(a)	1,880,270	6,167,792
Wesfarmers Ltd.(a)(b)	193,029	6,208,002

Total		77,029,055

BERMUDA 0.7%

Li & Fung Ltd.(a)	2,328,000	3,870,991

CAYMAN ISLANDS 4.1%

Belle International Holdings Ltd.(a)	2,129,000	4,647,051
ENN Energy Holdings Ltd.(a)	1,580,000	5,332,389
New Oriental Education & Technology Group, ADR(a)(c)	24,862	3,175,623
Sany Heavy Equipment International Holdings Co., Ltd.(a)(b)	2,625,500	2,643,423
Tencent Holdings Ltd.(a)	288,000	7,476,656

Total		23,275,142

CHINA 15.7%

AAC Acoustic Technologies Holdings, Inc.(a)	1,790,000	4,125,121
Agile Property Holdings Ltd.(a)(b)	2,754,000	4,437,247
Agricultural Bank of China Ltd., Class H(a)(b)	11,858,000	6,432,103
Ajisen China Holdings Ltd.(a)	1,116,000	2,195,527
Bank of China Ltd., Class H(a)	8,443,899	3,886,510
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class H(a)(b)	1,487,819	2,925,861
China BlueChemical Ltd.(a)	4,630,000	3,601,990
China Construction Bank Corp., Class H(a)(b)	10,347,380	8,326,501
China Liansu Group Holdings Ltd.(a)(b)	2,818,000	2,116,184
China National Building Material Co., Ltd., Class H(a)(b)	3,340,000	6,692,765
China Yurun Food Group Ltd.(a)(b)	918,000	2,881,249

Issuer	Shares	Value

Common Stocks (continued)

CHINA (CONTINUED)

Dongfang Electric Corp., Ltd., Class H(a)	609,000	$2,205,750
Dongfeng Motor Group Co., Ltd., Class H(a)(b)	2,476,000	4,894,559
Focus Media Holding Ltd., ADR(a)(c)	189,186	6,222,328
Harbin Power Equipment Co., Ltd., Class H(a)(b)	2,706,000	3,566,672
International Mining Machinery Holdings Ltd.(a)	3,147,500	3,079,334
PetroChina Co., Ltd., Class H(a)(b)	4,392,000	6,266,857
Ping An Insurance Group Co., Class H(a)(b)	577,000	5,611,332
Yanzhou Coal Mining Co., Ltd., Class H(a)(b)	2,154,000	8,251,778
Zhuzhou CSR Times Electric Co., Ltd., Class H(a)(b)	679,000	1,995,549

Total		89,715,217

HONG KONG 10.2%

BOC Hong Kong Holdings Ltd.(a)(b)	1,519,500	4,535,659
Cheung Kong Holdings Ltd.(a)	218,000	3,323,811
China Mobile Ltd.(a)	263,000	2,616,548
China Unicom Hong Kong Ltd.(a)(b)	2,252,000	4,498,195
CNOOC Ltd.(a)	6,783,000	15,099,039
Comba Telecom Systems Holdings Ltd.(a)(b)	2,480,090	2,274,574
Hang Lung Properties Ltd.(a)	581,000	2,142,964
Hutchison Whampoa Ltd.(a)	489,000	5,696,351
MGM China Holdings Ltd.(a)(c)	432,400	965,358
Sun Art Retail Group Ltd.(a)(c)	42,000	53,997
Sun Hung Kai Properties Ltd.(a)	374,974	5,699,218
Swire Pacific Ltd., Class A(a)	397,500	5,591,705
Wharf Holdings Ltd.(a)	782,900	5,750,537

Total		58,247,956

INDIA 7.1%

Bharat Heavy Electricals Ltd.(a)	52,999	2,204,446
HDFC Bank Ltd.(a)	452,270	4,980,135
ICICI Bank Ltd., ADR(a)	100,570	4,683,545
Infosys Ltd.(a)	8,311	520,978
Infosys Ltd., ADR(a)	30,972	1,927,078
ITC Ltd.(a)	1,715,789	8,074,136
Larsen & Toubro Ltd.(a)	127,809	4,982,539
Maruti Suzuki India Ltd.(a)	94,846	2,583,166
Reliance Industries Ltd.(a)	87,516	1,636,705
State Bank of India(a)	17,839	944,830
State Bank of India, GDR(a)(d)	21,834	2,419,207

Issuer	Shares	Value

Common Stocks (continued)

INDIA (CONTINUED)

Tata Consultancy Services Ltd.(a)	215,001	$5,531,615

Total		40,488,380

INDONESIA 3.7%

PT Astra International Tbk(a)	659,000	5,458,679
PT Bank Mandiri Tbk(a)	8,047,316	7,413,330
PT Bank Rakyat Indonesia Persero Tbk(a)	5,338,500	4,321,313
PT Perusahaan Gas Negara Tbk(a)	2,223,000	1,037,373
PT Semen Gresik Persero Tbk(a)	2,704,500	3,000,225

Total		21,230,920

KOREA 17.3%

Amorepacific Corp.(a)	2,704	3,077,682
Cheil Industries, Inc.(a)	22,067	2,520,644
GS Holdings(a)	34,380	2,946,245
Hana Financial Group, Inc.(a)	150,460	5,901,274
Hana Tour Service, Inc.(a)	40,040	1,859,791
Hynix Semiconductor, Inc.(a)	62,890	1,449,789
Hyundai Department Store Co., Ltd.(a)	28,466	4,965,209
Hyundai Heavy Industries Co., Ltd.(a)	15,883	6,140,467
Hyundai Mobis(a)	32,848	11,825,268
Hyundai Motor Co.(a)	34,416	7,661,992
Hyundai Steel Co.(a)	32,126	3,959,617
LG Chem Ltd.(a)	16,745	7,467,082
LG Household & Health Care Ltd.(a)	5,347	2,419,159
Samsung Electronics Co., Ltd.(a)	21,763	17,426,996
Samsung Engineering Co., Ltd.(a)	34,211	8,431,662
Samsung Heavy Industries Co., Ltd.(a)	86,210	3,507,400
Shinhan Financial Group Co., Ltd.(a)	145,540	6,971,721

Total		98,531,998

MACAU 1.0%

Sands China Ltd.(a)(b)(c)	1,872,000	5,634,271

MALAYSIA 3.7%

Axiata Group Bhd(a)	2,587,900	4,443,124
CIMB Group Holdings Bhd(a)	2,034,300	5,661,911
Genting Bhd(a)	1,889,900	6,880,126
Petronas Chemicals Group Bhd(a)	1,762,600	4,065,540

Total		21,050,701

PHILIPPINES 0.8%

Ayala Corp.(a)	583,152	4,511,333

Issuer	Shares	Value

Common Stocks (continued)

SINGAPORE 3.9%

Keppel Corp., Ltd.(a)	305,000	$2,803,294
Noble Group Ltd.(a)	2,359,000	3,658,070
Oversea-Chinese Banking Corp., Ltd.(a)	635,040	5,237,473
SembCorp.Marine Ltd.(a)	688,000	3,076,235
Singapore Airlines Ltd.(a)	189,000	2,225,239
United Overseas Bank Ltd.(a)	332,801	5,644,453

Total		22,644,764

TAIWAN 11.0%

Asia Cement Corp.(a)	2,529,000	3,909,147
Chinatrust Financial Holding Co., Ltd.(a)	5,864,174	5,295,575
Delta Electronics, Inc.(a)	517,000	1,829,954
Formosa Chemicals & Fibre Corp.(a)	1,648,000	5,970,679
Formosa Plastics Corp.(a)	2,078,000	7,824,566
Fubon Financial Holding Co., Ltd.(a)	3,551,491	5,793,966
Hon Hai Precision Industry Co., Ltd.(a)	1,470,788	4,194,471
HTC Corp.(a)	113,400	3,373,362
President Chain Store Corp.(a)	769,000	4,919,908
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	1,825,000	4,535,399
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(a)	798,628	9,871,042
Tripod Technology Corp.(a)(c)	577,000	2,291,131
Unimicron Technology Corp.(a)	1,765,000	3,140,166

Total		62,949,366

THAILAND 3.1%

Bangkok Bank PCL, NVDR(a)	790,600	4,602,419
Banpu PCL, Foreign Registered Shares(a)	142,950	3,496,887
PTT PCL, Foreign Registered Shares(a)	266,200	3,085,187
Siam Commercial Bank PCL, Foreign Registered Shares(a)	1,558,300	6,587,210

Total		17,771,703

Total Common Stocks (Cost: $489,688,057)		$546,951,797

Exchange-Traded Notes 0.3%

CHINA 0.3%

CSI 300 Banks Index ETF(a)	1,494,000	$1,476,029

Total Exchange-Traded Notes (Cost: $1,657,895)		$1,476,029

	Shares	Value

Money Market Fund 3.0%

Columbia Short-Term Cash Fund, 0.162% (e)(f)	17,217,103	$17,217,103

Total Money Market Fund (Cost: $17,217,103)		$17,217,103

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 7.4%

Asset-Backed Commercial Paper 0.9%

Atlantis One
08/15/11	0.150%	$1,999,742	$1,999,742
Cancara Asset Securitisation LLC
08/19/11	0.170%	999,863	999,863
Straight A Funding LLC
08/09/11	0.110%	1,999,829	1,999,829

Total			4,999,434

Certificates of Deposit 0.9%

Branch Banking & Trust Corp.
10/11/11	0.200%	1,000,000	1,000,000
Deutsche Bank AG
08/12/11	0.150%	1,500,000	1,500,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
08/22/11	0.260%	2,000,000	2,000,000
United Overseas Bank Ltd.
08/18/11	0.230%	1,000,000	1,000,000

Total			5,500,000

Commercial Paper 0.2%

Suncorp Metway Ltd.
08/11/11	0.210%	999,819	999,819

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements 5.4%

Cantor Fitzgerald & Co. dated 07/29/11, matures 08/01/11, repurchase price $5,000,096(g)
0.230%		$5,000,000	$5,000,000
Citibank NA dated 07/29/11, matures 08/01/11, repurchase price $5,000,092(g)
0.220%		5,000,000	5,000,000
Deutsche Bank AG dated 07/29/11, matures 08/01/11, repurchase price $9,795,851(g)
0.250%		9,795,647	9,795,647
MF Global Holdings Ltd. dated 07/29/11, matures 08/01/11, repurchase price $2,000,042(g)
0.250%		2,000,000	2,000,000
Mizuho Securities USA, Inc. dated 07/29/11, matures 08/01/11, repurchase price $4,000,080(g)
0.240%		4,000,000	4,000,000
Nomura Securities dated 07/29/11, matures 08/01/11, repurchase price 5,000,098(g)
0.235%		5,000,000	5,000,000

Total			30,795,647

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $42,294,900)			$42,294,900

Total Investments
(Cost: $550,857,955)(h)			$607,939,829	(i)
Other Assets & Liabilities, Net			(36,839,814)

Net Assets			$571,100,015

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2011:

	Percentage of Net
Industry	Assets	Value

Airlines	0.4%	$2,225,239
Auto Components	2.1	11,825,269
Automobiles	3.6	20,598,396
Biotechnology	0.4	2,067,126
Building Products	0.4	2,116,184
Capital Markets	0.6	3,485,573
Chemicals	5.5	31,450,501
Commercial Banks	19.5	111,297,906
Communications Equipment	1.7	9,773,057
Construction & Engineering	2.3	13,414,202
Construction Materials	2.4	13,602,136
Distributors	0.7	3,870,991
Diversified Consumer Services	0.6	3,175,623
Diversified Financial Services	2.1	11,781,328
Diversified Telecommunication Services	1.9	10,665,987
Electrical Equipment	1.7	9,972,417
Electronic Equipment, Instruments & Components	2.0	11,455,722
Food & Staples Retailing	2.0	11,181,907
Food Products	0.5	2,881,249
Gas Utilities	1.1	6,369,762
Hotels, Restaurants & Leisure	3.1	17,535,073
Household Products	0.4	2,419,159
Industrial Conglomerates	1.5	8,499,644
Insurance	1.2	6,772,331
Internet Software & Services	1.3	7,476,656
IT Services	1.4	7,979,671
Machinery	3.8	21,372,720
Media	1.1	6,222,328
Metals & Mining	7.3	41,732,423
Multiline Retail	0.9	4,965,209
Oil, Gas & Consumable Fuels	7.6	43,496,719
Personal Products	0.5	3,077,682
Real Estate Management & Development	4.7	26,945,482
Semiconductors & Semiconductor Equipment	5.8	33,283,226
Specialty Retail	0.8	4,647,051
Tobacco	1.4	8,074,136
Trading Companies & Distributors	0.6	3,658,070
Wireless Telecommunication Services	1.2	7,059,671
Other(1)	10.4	59,512,003

Total		$607,939,829

(1)	Cash & Cash Equivalents.
Notes to Portfolio of Investments

(a)	Represents a foreign security. At July 31, 2011, the value of foreign securities, excluding short-term securities, represented 96.03% of net assets.
(b)	At July 31, 2011, security was partially or fully on loan.
(c)	Non-income producing.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $2,419,207 or 0.42% of net assets.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(f)	Investments in affiliates during the period ended July 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$8,942,891	$190,217,582	$(181,943,370)	$—	$17,217,103	$16,922	$17,217,103

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Fannie Mae Grantor Trust	$9,875
Fannie Mae Interest Strip	568,424
Fannie Mae Pool	1,289,640
Fannie Mae Principal Strip	16,376
Fannie Mae REMICS	238,870
Fannie Mae Whole Loan	13,353
Federal Farm Credit Bank	23,927
Federal Home Loan Banks	49,276
Federal Home Loan Mortgage Corp	32,347
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	11,606
Federal National Mortgage Association	28,953
Freddie Mac Non Gold Pool	922,810
Freddie Mac REMICS	596,308
Freddie Mac Strips	72,143
Ginnie Mae I pool	125,050
Ginnie Mae II pool	117,189
Government National Mortgage Association	400,374
United States Treasury Inflation Indexed Bonds	5,624
United States Treasury Strip Coupon	518,849
United States Treasury Strip Principal	59,006

Total Market Value of Collateral Securities	$5,100,000

Citibank NA (0.220%)

Security Description	Value

Fannie Mae Pool	$3,553,792
Freddie Mac Gold Pool	1,546,208

Total Market Value of Collateral Securities	$5,100,000

Deutsche Bank AG (0.250%)

Security Description	Value

Fannie Mae REMICS	$1,549,649
Freddie Mac REMICS	4,172,846
Government National Mortgage Association	4,269,065

Total Market Value of Collateral Securities	$9,991,560

MF Global Holdings Ltd. (0.250%)

Security Description	Value

Fannie Mae Pool	$4,569
Fannie Mae REMICS	124,369
Freddie Mac Gold Pool	1,428,532
Freddie Mac REMICS	33,557
Ginnie Mae I pool	137,326
Ginnie Mae II pool	192,186
Government National Mortgage Association	119,462

Total Market Value of Collateral Securities	$2,040,001

Mizuho Securities USA, Inc. (0.240%)

Security Description	Value

Fannie Mae Benchmark REMIC	$11,037
Fannie Mae Grantor Trust	3,808
Fannie Mae Pool	1,068,714
Fannie Mae REMICS	1,081,683
Fannie Mae Whole Loan	8,579
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	53,493
Freddie Mac Gold Pool	24,503
Freddie Mac Non Gold Pool	77,977
Freddie Mac REMICS	1,296,765
Ginnie Mae II pool	2,190
Government National Mortgage Association	451,251

Total Market Value of Collateral Securities	$4,080,000

Nomura Securities (0.235%)

Security Description	Value

Ginnie Mae II pool	$5,100,000

Total Market Value of Collateral Securities	$5,100,000

(h)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $550,858,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$70,028,000
Unrealized Depreciation	(12,946,000)

Net Unrealized Appreciation	$57,082,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated April 30, 2011.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$9,397,951	$63,441,987	$—	$72,839,938
Consumer Staples	—	27,634,132	—	27,634,132
Energy	—	43,496,719	—	43,496,719
Financials	4,683,545	154,123,047	—	158,806,592
Health Care	—	2,067,126	—	2,067,126
Industrials	—	61,258,477	—	61,258,477
Information Technology	11,798,120	58,170,213	—	69,968,333
Materials	—	86,785,060	—	86,785,060
Telecommunication Services	—	17,725,658	—	17,725,658
Utilities	—	6,369,762	—	6,369,762

Total Equity Securities	25,879,616	521,072,181	—	546,951,797

Other
Exchange-Traded Notes	—	1,476,029	—	1,476,029
Affiliated Money Market Fund(c)	17,217,103	—	—	17,217,103
Investments of Cash Collateral Received for Securities on Loan	—	42,294,900	—	42,294,900

Total Other	17,217,103	43,770,929	—	60,988,032

Total	$43,096,719	$564,843,110	$—	$607,939,829

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.
(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $323,903,953. All foreign securities subject to fair value procedures by the pricing service are classified as Level 2.
(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.

Portfolio of Investments
Columbia Emerging Markets Bond Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(e) 11.6%

ARGENTINA 0.6%

Aeropuertos Argentina 2000 SA
Senior Secured(a)(b)
12/01/20	10.750%		$1,960,000	$2,162,195

BRAZIL 2.3%

Banco BMG SA
Senior Notes(a)(b)
04/15/18	8.000%		1,500,000	1,577,053
Banco Cruzeiro do Sul SA(a)(b)
Senior Unsecured
01/20/16	8.250%		1,100,000	1,100,806
Subordinated Notes
09/22/20	8.875%		2,000,000	1,982,637
Hypermarcas SA(a)(b)
04/20/21	6.500%		1,000,000	1,008,000
Morgan Stanley
Senior Unsecured(b)
10/22/20	11.500%	BRL	3,300,000	2,149,144

Total				7,817,640

COLOMBIA 0.9%

BanColombia SA
Senior Unsecured(a)(b)(c)
06/03/21	5.950%		2,800,000	2,898,000

INDONESIA 0.9%

PT Pertamina Persero(a)(b)
Senior Unsecured
05/27/41	6.500%		1,000,000	1,038,428
PT Pertamina Persero(a)(b)(c)
05/23/21	5.250%		2,000,000	2,063,857

Total				3,102,285

NETHERLANDS 1.2%

Lukoil International Finance BV(a)(b)
11/05/19	7.250%		2,400,000	2,679,677
11/09/20	6.125%		1,250,000	1,292,639

Total				3,972,316

PERU 0.7%

Banco de Credito del Peru
Subordinated Notes(a)(b)(d)
10/15/22	7.170%	PEN	6,000,000	2,199,985

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(e) (continued)

QATAR 0.6%

Qtel International Finance Ltd.(a)(b)
02/16/21	4.750%	$800,000	$799,674
Qtel International Finance Ltd.(a)(b)(c)
10/19/25	5.000%	1,200,000	1,140,685

Total			1,940,359

RUSSIAN FEDERATION 2.9%

Metalloinvest Finance Ltd.(a)(b)
07/21/16	6.500%	2,000,000	2,005,104
Novatek Finance Ltd.(a)(b)(c)
02/03/21	6.604%	2,500,000	2,672,517
Severstal JSC via Steel Capital SA Notes(a)(b)
07/26/16	6.250%	1,500,000	1,512,284
TNK-BP Finance SA(a)(b)
03/13/18	7.875%	1,000,000	1,156,446
VimpelCom Holdings BV(a)(b)
03/01/22	7.504%	2,500,000	2,500,000

Total			9,846,351

UKRAINE 1.6%

Ferrexpo Finance PLC(a)(b)
04/07/16	7.875%	800,000	836,827
MHP SA(a)(b)(c)
04/29/15	10.250%	2,928,000	3,132,862
Metinvest BV(a)(b)
02/14/18	8.750%	1,500,000	1,554,450

Total			5,524,139

Total Corporate Bonds & Notes (Cost: $37,648,178)			$39,463,270

Foreign Government Obligations(e) 80.4%

ARGENTINA 5.2%

Argentina Bonos(b)(c)
Senior Unsecured
10/03/15	7.000%	$4,035,000	$4,041,052
04/17/17	7.000%	4,935,000	4,688,250
Argentina Republic Government International Bond
Senior Unsecured(b)(f)
12/15/35	0.000%	16,450,000	3,092,600
Provincia de Buenos Aires(a)(b)
Senior Unsecured
10/05/15	11.750%	1,990,000	2,080,397
01/26/21	10.875%	1,280,000	1,217,619

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(e) (continued)

ARGENTINA (CONTINUED)

Provincia de Cordoba Senior Unsecured(a)(b)
08/17/17	12.375%		$2,450,000	$2,572,500

Total				17,692,418

BRAZIL 5.6%

Banco Nacional de Desenvolvimento Economico e Social
Senior Unsecured(a)(b)
06/16/18	6.369%		950,000	1,078,250
Brazil Notas do Tesouro Nacional(b)
01/01/12	10.000%	BRL	4,895,000	3,147,195
01/01/13	10.000%	BRL	12,181,000	7,646,909
Brazilian Government International Bond
Senior Unsecured(b)
01/07/41	5.625%		1,800,000	1,914,300
Petrobras International Finance Co.(b)
03/15/19	7.875%		3,200,000	3,942,451
Petrobras International Finance Co.(b)(c)
01/20/40	6.875%		1,000,000	1,141,693

Total				18,870,798

COLOMBIA 5.0%

Bogota Distrito Capital
Senior Unsecured(a)(b)
07/26/28	9.750%	COP	1,377,000,000	972,519
Colombia Government International Bond(b)
Senior Unsecured
10/22/15	12.000%	COP	2,093,000,000	1,498,691
04/14/21	7.750%	COP	1,811,000,000	1,164,553
09/18/37	7.375%		400,000	515,000
01/18/41	6.125%		3,600,000	4,038,787
Colombia Government International Bond(b)(c)
07/12/21	4.375%		2,000,000	2,058,000
Ecopetrol SA
Senior Unsecured(b)(c)
07/23/19	7.625%		700,000	850,500
Empresas Publicas de Medellin ESP
Senior Unsecured(a)(b)
02/01/21	8.375%	COP	8,688,000,000	5,033,611
Republic of Colombia
Senior Unsecured(b)
06/28/27	9.850%	COP	1,000,000,000	743,553

Total				16,875,214

CROATIA 0.5%

Croatia Government International Bond
Senior Unsecured(a)(b)
03/24/21	6.375%		1,500,000	1,520,700

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(e) (continued)

DOMINICAN REPUBLIC 2.0%

Dominican Republic International Bond(a)(b)
Senior Unsecured
05/06/21	7.500%		$4,700,000	$4,919,772
04/20/27	8.625%		1,584,000	1,766,160

Total				6,685,932

EL SALVADOR 0.9%

El Salvador Government International Bond(a)(b)
02/01/41	7.625%		1,100,000	1,130,250
Senior Unsecured
06/15/35	7.650%		1,810,000	1,909,550

Total				3,039,800

HONG KONG 0.3%

Mega Advance Investments Ltd.(a)(b)
05/12/21	5.000%		1,000,000	1,012,815

HUNGARY 1.2%

Hungary Government International Bond(b)
Senior Unsecured
03/29/21	6.375%		2,400,000	2,487,000
03/29/41	7.625%		1,500,000	1,599,375

Total				4,086,375

INDONESIA 11.3%

Indonesia Government International Bond
Senior Unsecured(a)(b)
01/17/38	7.750%		4,300,000	5,611,500
Indonesia Treasury Bond(b)
Senior Unsecured
10/15/14	11.000%	IDR	6,000,000,000	805,050
07/15/17	10.000%	IDR	10,000,000,000	1,360,706
09/15/19	11.500%	IDR	29,400,000,000	4,406,445
11/15/20	11.000%	IDR	9,000,000,000	1,339,100
06/15/21	12.800%	IDR	6,800,000,000	1,121,769
07/15/22	10.250%	IDR	36,210,000,000	5,135,722
09/15/24	10.000%	IDR	9,000,000,000	1,248,082
09/15/25	11.000%	IDR	17,480,000,000	2,596,896
Majapahit Holding BV(a)(b)
10/17/16	7.750%		1,830,000	2,163,975
06/28/17	7.250%		1,150,000	1,332,410
01/20/20	7.750%		3,900,000	4,720,724
Majapahit Holding BV(a)(b)(c)
08/07/19	8.000%		2,600,000	3,191,500
Republic of Indonesia
Senior Unsecured(a)(b)
05/05/21	4.875%		3,000,000	3,144,108

Total				38,177,987

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(e) (continued)

KAZAKHSTAN 2.0%

KazMunayGas National Co.(a)(b)
Senior Unsecured
07/02/18	9.125%		$2,595,000	$3,201,711
05/05/20	7.000%		1,650,000	1,841,977
04/09/21	6.375%		1,500,000	1,590,000

Total				6,633,688

LATVIA 0.4%

Republic of Latvia
Senior Unsecured(a)(b)(c)
06/16/21	5.250%		1,500,000	1,480,545

LITHUANIA 1.3%

Lithuania Government International Bond(a)(b)
03/09/21	6.125%		1,400,000	1,503,551
Senior Unsecured
09/14/17	5.125%		1,150,000	1,191,346
02/11/20	7.375%		1,600,000	1,866,983

Total				4,561,880

MEXICO 8.0%

Comision Federal de Electricidad
Senior Unsecured(a)(b)
05/26/21	4.875%		1,000,000	1,013,700
Mexican Bonos(b)
12/17/15	8.000%	MXN	1,940,000	1,792,748
12/15/16	7.250%	MXN	4,801,000	4,327,486
12/14/17	7.750%	MXN	3,910,000	3,617,325
06/03/27	7.500%	MXN	3,000,000	2,632,221
Pemex Project Funding Master Trust(a)(b)(c)
06/02/41	6.500%		2,000,000	2,115,656
Pemex Project Funding Master Trust(b)
01/21/21	5.500%		1,500,000	1,600,500
06/15/35	6.625%		4,304,000	4,690,538
06/15/38	6.625%		2,000,000	2,180,598
Pemex Project Funding Master Trust(b)(c)
03/01/18	5.750%		950,000	1,054,967
Petroleos Mexicanos(b)
05/03/19	8.000%		1,600,000	2,004,160

Total				27,029,899

NIGERIA 0.8%

Nigeria Government International Bond
Senior Unsecured(a)(b)
01/28/21	6.750%		2,500,000	2,677,006

PERU 2.1%

Peru Enhanced Pass-Through Finance Ltd.
Pass-Thru Certificates(a)(b)(f)
05/31/18	0.000%		4,431,200	3,677,896
Peruvian Government International Bond(a)(b)
Senior Unsecured
08/12/20	7.840%	PEN	1,400,000	569,079

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(e) (continued)

PERU (CONTINUED)

Peruvian Government International Bond(b)
Senior Unsecured
03/14/37	6.550%		$2,500,000	$2,915,000

Total				7,161,975

PHILIPPINES 2.8%

Philippine Government International Bond(b)
Senior Unsecured
03/30/26	5.500%		1,500,000	1,605,000
01/14/36	6.250%	PHP	106,000,000	2,414,808
Power Sector Assets & Liabilities Management Corp.(a)(b)
Government Guaranteed
05/27/19	7.250%		1,450,000	1,747,250
Power Sector Assets & Liabilities Management Corp.(a)(b)(c)
Government Guaranteed
12/02/24	7.390%		3,000,000	3,615,943

Total				9,383,001

POLAND 0.6%

Poland Government International Bond
Senior Unsecured(b)
04/21/21	5.125%		2,000,000	2,065,000

QATAR 0.3%

Qatar Government International Bond
Senior Unsecured(a)(b)
01/20/40	6.400%		1,000,000	1,142,500

RUSSIAN FEDERATION 9.4%

AK Transneft OJSC Via TransCapitalInvest Ltd.(a)(b)
08/07/18	8.700%		3,180,000	3,935,250
Gazprom OAO Via Gaz Capital SA(a)(b)
Senior Unsecured
11/22/16	6.212%		3,350,000	3,655,688
04/11/18	8.146%		850,000	1,026,375
08/16/37	7.288%		2,950,000	3,289,250
Gazprom OAO Via Gaz Capital SA(a)(b)(c)
Senior Unsecured
03/07/22	6.510%		4,800,000	5,244,000
Russian Foreign Bond - Eurobond(a)(b)
Senior Unsecured
04/29/20	5.000%		3,000,000	3,154,500
Russian Foreign Bond - Eurobond(a)(b)(d)
03/31/30	7.500%		5,545,515	6,630,384
Russian Foreign Bond - Eurobond(b)
Senior Unsecured
03/10/18	7.850%	RUB	60,000,000	2,288,137
Vnesheconombank Via VEB Finance PLC
Senior Unsecured(a)(b)
11/22/25	6.800%		2,500,000	2,639,354

Total				31,862,938

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(e) (continued)

SENEGAL 0.3%

Senegal Government International Bond
Senior Unsecured(a)(b)
05/13/21	8.750%		$1,000,000	$1,047,500

SOUTH AFRICA 0.6%

South Africa Government International Bond
Senior Unsecured(b)
03/08/41	6.250%		2,000,000	2,170,000

TRINIDAD AND TOBAGO 0.9%

Petroleum Co. of Trinidad & Tobago Ltd.
Senior Unsecured(a)(b)
08/14/19	9.750%		2,500,000	3,058,479

TURKEY 4.7%

Turkey Government International Bond(b)
01/14/41	6.000%		2,100,000	2,052,750
Senior Unsecured
11/07/19	7.500%		1,625,000	1,937,812
06/05/20	7.000%		1,300,000	1,504,750
03/30/21	5.625%		2,850,000	3,013,875
03/17/36	6.875%		3,800,000	4,194,060
05/30/40	6.750%		3,100,000	3,340,250

Total				16,043,497

UKRAINE 1.2%

City of Kyiv Via Kyiv Finance PLC
Senior Unsecured(a)(b)
07/11/16	9.375%		1,100,000	1,118,724
Ukraine Government International Bond
Senior Unsecured(a)(b)(c)
02/23/21	7.950%		2,740,000	2,905,782

Total				4,024,506

URUGUAY 5.0%

Uruguay Government International Bond(b)
06/26/37	3.700	% UYU	24,500,000	1,721,816
04/05/27	4.250	% UYU	162,835,000	12,888,744
Senior Unsecured
03/21/36	7.625%		1,783,939	2,283,442

Total				16,894,002

VENEZUELA 7.9%

Petroleos de Venezuela SA(a)(b)
11/02/17	8.500%		16,720,000	12,707,200
Petroleos de Venezuela SA(b)
04/12/17	5.250%		9,647,000	6,212,668

	Coupon	Principal
Issuer	Rate	Amount	Value

Foreign Government Obligations(e) (continued)

VENEZUELA (CONTINUED)

Venezuela Government International Bond(a)(b)
Senior Unsecured
02/26/16	5.750%	$4,289,500	$3,345,810
05/07/23	9.000%	5,550,000	3,987,675
03/31/38	7.000%	800,000	468,000

Total			26,721,353

Total Foreign Government Obligations (Cost: $241,385,745)			$271,919,808

	Shares	Value

Money Market Fund 4.5%

Columbia Short-Term Cash Fund, 0.162%(g)(h)	15,190,099	$15,190,099

Total Money Market Fund (Cost: $15,190,099)		$15,190,099

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.6%

Money Market Fund 1.5%

JPMorgan Prime Money Market Fund, 0.010%(g)		$5,000,000	$5,000,000

Repurchase Agreements 2.1%

Deutsche Bank AG
dated 07/29/11, matures 08/01/11,
repurchase price $6,133,898(i)
	0.250%	6,133,770	6,133,770
MF Global Holdings Ltd.
dated 07/29/11, matures 08/01/11,
repurchase price $1,000,021(i)
	0.250%	1,000,000	1,000,000

Total			7,133,770

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $12,133,770)			$12,133,770

Total Investments (Cost: $306,357,792)(j)			$338,706,947(k)

Other Assets & Liabilities, Net			(405,883)

Net Assets			$338,301,064

Investment in Derivatives
Credit Default Swap Contracts Outstanding at July 31, 2011
Buy Protection

						Unamortized	Periodic
						Premium	Payments
		Expiration	Pay Fixed	Notional	Market	(Paid)	Receivable	Unrealized	Unrealized
Counterparty	Reference Entity	Date	Rate	Amount	Value	Received	(Payable)	Appreciation	Depreciation

JPMorgan Chase Bank, N.A.	CDX Emerging Markets Index	June 20, 2013	2.650%	$2,000,000	$(36,292)	$(156,090)	$(5,889)	$—	$(198,271)

Total								$—	$(198,271)

Credit Default Swap Contracts Outstanding at July 31, 2011
Sell Protection

						Unamortized	Periodic
			Receive			Premium	Payments
		Expiration	Fixed	Notional	Market	(Paid)	Receivable	Unrealized	Unrealized
Counterparty	Reference Entity	Date	Rate	Amount	Value	Received	(Payable)	Appreciation	Depreciation

Merrill Lynch Intl	CDX Emerging Markets Index	June 20, 2013	2.650%	$2,000,000	$36,292	$—	$5,889	$42,181	$—

Total								$42,181	$—

Notes to Portfolio of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $170,141,600 or 50.29% of net assets.

(b)	Represents a foreign security. At July 31, 2011, the value of foreign securities, excluding short-term securities, represented 92.04% of net assets.

(c)	At July 31, 2011, security was partially or fully on loan.

(d)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2011.

(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(f)	Zero coupon bond.

(g)	The rate shown is the seven-day current annualized yield at July 31, 2011.

(h)	Investments in affiliates during the period ended July 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$8,618,153	$107,073,358	$(100,501,412)	$—	$15,190,099	$21,089	$15,190,099
(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Deutsche Bank AG (0.250%)

Security Description	Value

Fannie Mae REMICS	$970,348
Freddie Mac REMICS	2,612,924
Government National Mortgage Association	2,673,173

Total Market Value of Collateral Securities	$6,256,445

MF Global Holdings Ltd. (0.250%)

Security Description	Value

Fannie Mae Pool	$2,285
Fannie Mae REMICS	62,184
Freddie Mac Gold Pool	714,267
Freddie Mac REMICS	16,778
Ginnie Mae I Pool	68,663
Ginnie Mae II Pool	96,093
Government National Mortgage Association	59,731

Total Market Value of Collateral Securities	$1,020,001

(j)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $306,358,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$32,614,000
Unrealized Depreciation	(265,000)

Net Unrealized Appreciation	$32,349,000

(k)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
PHP	Philippine Peso
RUB	Russian Rouble
UYU	Uruguay Pesos

Fair Value Measurements
Generally accepted accounting principles(GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date(including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs(including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs(including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes
Banking	$—	$7,558,496	$2,199,985	$9,758,481
All Other Industries	—	29,704,789	—	29,704,789
Foreign Government Obligations	—	268,241,912	3,677,896	271,919,808

Total Bonds	—	305,505,197	5,877,881	311,383,078

Other
Affiliated Money Market Fund(c)	15,190,099	—	—	15,190,099
Investments of Cash Collateral Received for Securities on Loan	5,000,000	7,133,770	—	12,133,770

Total Other	20,190,099	7,133,770	—	27,323,869

Investments in Securities	20,190,099	312,638,967	5,877,881	338,706,947
Derivatives(d)
Assets
Swap Contracts	—	42,181	—	42,181
Liabilities
Swap Contracts	—	(198,271)	—	(198,271)

Total	$20,190,099	$312,482,877	$5,877,881	$338,550,857

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Certain foreign government and corporate debt classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.
(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)	There were no significant transfers between Levels 1 and 2 during the period.
(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.
(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Foreign
	Corporate	Government
	Bonds & Notes	Obligations	Total

Balance as of October 31, 2010	$2,206,576	$5,458,488	$7,665,064
Accrued discounts/premiums	200	109,938	110,138
Realized gain(loss)	—	255,932	255,932
Change in unrealized appreciation (depreciation)*	(6,791)	(183,308)	(190,099)
Sales	—	(1,963,154)	(1,963,154)
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of July 31, 2011	$2,199,985	$3,677,896	$5,877,881

*	Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2011 was $(193,702), which is comprised of Corporate Bonds & Notes of $(6,791) and Foreign Government Obligations of $(186,911).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Emerging Markets Opportunity Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.0%

BRAZIL 12.0%

Anhanguera Educacional Participacoes SA(a)	229,900	$4,425,002
Banco Bradesco SA, ADR(a)	241,421	4,642,526
BM&FBovespa SA(a)	431,800	2,539,263
Cia de Bebidas das Americas, ADR(a)	107,509	3,227,420
Itaú Unibanco Holding SA, ADR(a)	311,605	6,347,394
Localiza Rent a Car SA(a)	183,101	2,951,623
Lojas Renner SA(a)	207,300	7,371,825
MRV Engenharia e Participacoes SA(a)	446,300	3,283,543
PDG Realty SA Empreendimentos e Participacoes(a)	823,300	4,331,901
Petroleo Brasileiro SA, ADR(a)	96,062	3,263,226
Tim Participacoes SA, ADR(a)	26,524	1,327,261
Totvs SA(a)	168,000	2,914,015
Vale SA, ADR(a)	682,851	22,151,687

Total		68,776,686

CAYMAN ISLANDS 4.4%

Belle International Holdings Ltd.(a)	3,360,000	7,334,003
ENN Energy Holdings Ltd.(a)	902,000	3,044,186
Golden Eagle Retail Group Ltd.(a)	1,032,000	2,544,449
New Oriental Education & Technology Group, ADR(a)(b)	40,802	5,211,640
Tencent Holdings Ltd.(a)	285,200	7,403,967

Total		25,538,245

CHINA 11.2%

Agile Property Holdings Ltd.(a)(c)	2,754,000	4,437,247
Agricultural Bank of China Ltd., Class H(a)(c)	16,072,000	8,717,892
China Construction Bank Corp., Class H(a)	8,042,081	6,471,436
China National Building Material Co., Ltd., Class H(a)(c)	1,442,000	2,889,511
China Yurun Food Group Ltd.(a)(c)	1,747,000	5,483,161
Dongfeng Motor Group Co., Ltd., Class H(a)(c)	3,204,000	6,333,670
Harbin Power Equipment Co., Ltd., Class H(a)	1,660,000	2,187,981
International Mining Machinery Holdings Ltd.(a)	3,642,500	3,563,614
PetroChina Co., Ltd., Class H(a)	5,062,000	7,222,867
Ping An Insurance Group Co., Class H(a)(c)	659,000	6,408,783
Yanzhou Coal Mining Co., Ltd., Class H(a)	2,072,000	7,937,643

Issuer	Shares	Value

Common Stocks (continued)

CHINA (CONTINUED)

Zhuzhou CSR Times Electric Co., Ltd., Class H(a)(c)	848,000	$2,492,232

Total		64,146,037

GUERNSEY 0.5%

Etalon Group Ltd., GDR(a)(b)(d)	438,725	3,071,075

HONG KONG 4.2%

Brilliance China Automotive Holdings Ltd.(a)(b)	2,766,000	3,518,627
China Unicom Hong Kong Ltd.(a)	3,524,000	7,038,916
China Unicom Hong Kong Ltd., ADR(a)	46,680	934,534
CNOOC Ltd.(a)	1,827,000	4,066,924
CNOOC Ltd., ADR(a)	27,556	6,125,974
Samsonite International SA(a)(b)(c)	1,024,200	2,194,597
Sun Art Retail Group Ltd.(a)(b)	191,000	245,558

Total		24,125,130

INDIA 6.8%

ICICI Bank Ltd.(a)	336,976	7,881,561
Infosys Ltd.(a)	71,877	4,505,640
Jain Irrigation Systems Ltd.(a)	386,070	1,519,592
Jaiprakash Associates Ltd.(a)	2,378,085	3,571,969
Larsen & Toubro Ltd.(a)	187,975	7,328,066
Maruti Suzuki India Ltd.(a)	200,648	5,464,722
Reliance Industries Ltd.(a)	124,172	2,322,237
State Bank of India(a)	116,568	6,173,940

Total		38,767,727

INDONESIA 3.0%

PT Astra International Tbk(a)	349,000	2,890,863
PT Bank Mandiri Tbk(a)	5,246,345	4,833,026
PT Bank Rakyat Indonesia Persero Tbk(a)	5,509,500	4,459,731
PT Semen Gresik Persero Tbk(a)	4,599,000	5,101,880

Total		17,285,500

KOREA 14.4%

Hana Financial Group, Inc.(a)	104,591	4,102,221
Hyundai Department Store Co., Ltd.(a)	36,978	6,449,923
Hyundai Heavy Industries Co., Ltd.(a)	22,618	8,744,260
Hyundai Mobis(a)	29,131	10,487,149
Hyundai Motor Co.(a)	38,338	8,535,142
Hyundai Steel Co.(a)	38,958	4,801,679
LG Chem Ltd.(a)	17,759	7,919,254
Samsung Electronics Co., Ltd.(a)	21,173	16,954,546

Issuer	Shares	Value

Common Stocks (continued)

KOREA (CONTINUED)

Samsung Engineering Co., Ltd.(a)	32,035	$7,895,364
Shinhan Financial Group Co., Ltd.(a)	145,301	6,960,273

Total		82,849,811

LUXEMBOURG 0.9%

Evraz Group SA, GDR(a)(b)(d)	147,795	4,921,550

MALAYSIA 3.3%

Axiata Group Bhd(a)	4,308,000	7,396,335
CIMB Group Holdings Bhd(a)	1,236,700	3,442,012
Genting Bhd(a)	2,158,500	7,857,957

Total		18,696,304

MEXICO 3.1%

America Movil SAB de CV, Class L, ADR(a)	109,303	2,820,018
Fomento Economico Mexicano SAB de CV, ADR(a)	64,844	4,692,760
Grupo Financiero Banorte SAB de CV, Class O(a)	1,134,400	4,967,766
Wal-Mart de Mexico SAB de CV, Class V(a)	1,988,400	5,490,534

Total		17,971,078

PERU 1.0%

Cia de Minas Buenaventura SA, ADR(a)	45,876	1,878,164
Credicorp Ltd.(a)	40,032	3,911,126

Total		5,789,290

PHILIPPINES 0.7%

Ayala Corp.(a)	552,132	4,271,358

POLAND 0.6%

Jastrzebska Spolka Weglowa SA(a)(b)	73,989	3,629,780

RUSSIAN FEDERATION 5.7%

Magnit OJSC, GDR(a)(b)(d)	69,975	2,147,198
Mechel(a)	18,501	289,078
Mechel, ADR(a)	136,241	3,389,676
MMC Norilsk Nickel OJSC, ADR(a)(b)	68,111	1,839,678
NovaTek OAO, GDR(a)(d)	40,702	6,315,591
Rosneft Oil Co.(a)	738,058	6,263,597
Sberbank of Russia(a)	2,642,136	9,682,218
TMK OAO, GDR(a)(d)	165,698	2,910,202

Total		32,837,238

Issuer	Shares	Value

Common Stocks (continued)

SOUTH AFRICA 8.1%

Harmony Gold Mining Co., Ltd., ADR(a)	182,062	$2,472,402
Impala Platinum Holdings Ltd.(a)	220,996	5,643,879
Kumba Iron Ore Ltd.(a)	73,739	5,613,980
Life Healthcare Group Holdings Ltd.(a)	2,514,895	6,538,048
MTN Group Ltd.(a)	302,343	6,540,697
Naspers Ltd., Class N(a)	94,831	5,075,191
Sasol Ltd.(a)	167,354	8,394,531
Shoprite Holdings Ltd.(a)	398,757	6,196,968

Total		46,475,696

TAIWAN 9.2%

Chinatrust Financial Holding Co., Ltd.(a)	5,398,000	4,874,602
Delta Electronics, Inc.(a)	1,336,000	4,728,856
Formosa Plastics Corp.(a)	2,082,000	7,839,627
Hon Hai Precision Industry Co., Ltd.(a)	2,680,916	7,645,577
HTC Corp.(a)	119,700	3,560,771
Taiwan Cement Corp.(a)	2,439,000	3,858,953
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	4,263,858	10,596,328
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(a)	260,688	3,222,104
Tripod Technology Corp.(a)(b)	820,766	3,259,068
Yuanta Financial Holding Co., Ltd.(a)(b)	4,884,000	3,491,851

Total		53,077,737

THAILAND 3.0%

Bangkok Bank PCL, NVDR(a)	842,375	4,903,823
Banpu PCL, Foreign Registered Shares(a)	160,500	3,926,200
PTT Aromatics & Refining PCL, Foreign Registered Shares(a)	2,406,100	3,418,504
Siam Commercial Bank PCL, Foreign Registered Shares(a)	1,188,500	5,024,000

Total		17,272,527

TURKEY 3.9%

BIM Birlesik Magazalar AS(a)	135,617	4,615,963
Koc Holding AS(a)	523,551	2,194,182
Tupras Turkiye Petrol Rafine(a)	132,501	3,223,601
Turkiye Garanti Bankasi AS(a)	1,667,904	7,365,297
Turkiye Is Bankasi, Class C(a)	1,660,276	4,766,531

Total		22,165,574

Total Common Stocks (Cost: $487,189,007)		$551,668,343

Issuer	Shares	Value

Preferred Stocks 2.7%

BRAZIL 2.3%

Cia Energetica Minas Gerais(a)	137,100	$2,605,240
Itaú Unibanco Holding SA(a)	388,400	7,838,876
Petroleo Brasileiro SA(a)	161,900	2,449,092

Total		12,893,208

RUSSIAN FEDERATION 0.4%

Mechel(a)	158,566	2,477,594

Total Preferred Stocks (Cost: $16,251,763)		$15,370,802

	Shares	Value

Money Market Fund 0.5%

Columbia Short-Term Cash Fund, 0.162%(e)(f)	2,777,308	$2,777,308

Total Money Market Fund (Cost: $2,777,308)		$2,777,308

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.6%

Repurchase Agreements 3.6%

Cantor Fitzgerald & Co. dated 07/29/11, matures 08/01/11, repurchase price $5,000,096(g)
	0.230%	$5,000,000	$5,000,000

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Citibank NA dated 07/29/11, matures 08/01/11, repurchase price $5,000,092(g)
	0.220%	$5,000,000	$5,000,000
Credit Suisse Securities (USA) LLC dated 07/29/11, matures 08/01/11, repurchase price $2,688,754(g)
	0.180%	2,688,713	2,688,713
Nomura Securities dated 07/29/11, matures 08/01/11, repurchase price $1,000,020(g)
	0.235%	1,000,000	1,000,000
Pershing LLC dated 07/29/11, matures 08/01/11, repurchase price $3,000,053(g)
	0.210%	3,000,000	3,000,000
RBS Securities, Inc. dated 07/29/11, matures 08/01/11, repurchase price $4,092,662(g)
	0.210%	4,092,591	4,092,591

Total			20,781,304

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $20,781,304)			$20,781,304

Total Investments (Cost: $526,999,382)(h)			$590,597,757	(i)

Other Assets & Liabilities, Net			(15,743,668)

Net Assets			$574,854,089

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2011:

	Percentage of Net
Industry	Assets		Value

Auto Components	1.8%		$10,487,149
Automobiles	4.6		26,743,024
Beverages	1.4		7,920,181
Capital Markets	0.6		3,491,851
Chemicals	2.7		15,758,881
Commercial Banks	20.4		117,366,249
Communications Equipment	0.6	`	3,560,771
Construction & Engineering	2.6		15,223,430
Construction Materials	2.1		11,850,344
Diversified Consumer Services	1.7		9,636,642
Diversified Financial Services	1.2		6,810,621
Diversified Telecommunication Services	1.4		7,973,450
Electric Utilities	0.5		2,605,240
Electrical Equipment	0.8		4,680,212
Electronic Equipment, Instruments & Components	2.7		15,633,501
Energy Equipment & Services	0.5		2,910,202
Food & Staples Retailing	3.3		18,696,221
Food Products	1.0		5,483,161
Gas Utilities	0.5		3,044,186
Health Care Providers & Services	1.1		6,538,048
Hotels, Restaurants & Leisure	1.4		7,857,957
Household Durables	1.3		7,615,444
Industrial Conglomerates	1.0		5,766,151
Insurance	1.1		6,408,783
Internet Software & Services	1.3		7,403,967
IT Services	0.8		4,505,640
Machinery	2.4		13,827,467
Media	0.9		5,075,192
Metals & Mining	10.3		59,109,145
Multiline Retail	2.8		16,366,198
Oil, Gas & Consumable Fuels	11.3		64,929,988
Real Estate Management & Development	1.3		7,508,322
Road & Rail	0.5		2,951,623
Semiconductors & Semiconductor Equipment	5.4		30,772,978
Software	0.5		2,914,015
Specialty Retail	1.3		7,334,003
Textiles, Apparel & Luxury Goods	0.4		2,194,597
Wireless Telecommunication Services	3.1		18,084,311
Other(1)	4.1		23,558,612

Total			$590,597,757

(1) Cash & Cash Equivalents.
Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at July 31, 2011

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	Received	Appreciation	Depreciation

Royal Bank of Scotland	Aug. 4, 2011	3,780,000	558,949	$ —	$(6,665)
		(ZAR)	(USD)
Notes to Portfolio of Investments

(a)	Represents a foreign security. At July 31, 2011, the value of foreign securities, excluding short-term securities, represented 98.64% of net assets.
(b)	Non-income producing.
(c)	At July 31, 2011, security was partially or fully on loan.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $19,365,616 or 3.37% of net assets.
(e)	Investments in affiliates during the period ended July 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$3,749,862	$134,652,624	$(135,625,178)	$—	$2,777,308	$5,947	$2,777,308

(f)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security Description	Value

Fannie Mae Grantor Trust	$9,875
Fannie Mae Interest Strip	568,424
Fannie Mae Pool	1,289,640
Fannie Mae Principal Strip	16,376
Fannie Mae REMICS	238,870
Fannie Mae Whole Loan	13,353
Federal Farm Credit Bank	23,927
Federal Home Loan Banks	49,276
Federal Home Loan Mortgage Corp	32,347
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	11,606
Federal National Mortgage Association	28,953
Freddie Mac Non Gold Pool	922,810
Freddie Mac REMICS	596,308
Freddie Mac Strips	72,143
Ginnie Mae I Pool	125,050
Ginnie Mae II Pool	117,189
Government National Mortgage Association	400,374
United States Treasury Inflation Indexed Bonds	5,624
United States Treasury Strip Coupon	518,849
United States Treasury Strip Principal	59,006

Total Market Value of Collateral Securities	$5,100,000

Citibank NA (0.220%)

Security Description	Value

Fannie Mae Pool	$3,553,792
Freddie Mac Gold Pool	1,546,208

Total Market Value of Collateral Securities	$5,100,000

Credit Suisse Securities (USA) LLC (0.180%)

Security Description	Value

United States Treasury Note/Bond	$2,742,492

Total Market Value of Collateral Securities	$2,742,492

Nomura Securities (0.235%)

Security Description	Value

Ginnie Mae II Pool	$1,020,000

Total Market Value of Collateral Securities	$1,020,000

Pershing LLC (0.210%)

Security Description	Value

Fannie Mae REMICS	$678,186
Fannie Mae Whole Loan	5,972
Freddie Mac Reference REMIC	63,848
Freddie Mac REMICS	2,072,425
Government National Mortgage Association	239,569

Total Market Value of Collateral Securities	$3,060,000

RBS Securities, Inc. (0.210%)

Security Description	Value

Fannie Mae REMICS	$721,975
Freddie Mac Gold Pool	1,936,213
Government National Mortgage Association	1,516,289

Total Market Value of Collateral Securities	$4,174,477

(h)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $526,999,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$81,730,000
Unrealized Depreciation	(18,131,000)

Net Unrealized Appreciation	$63,599,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
Currency Legend

USD	US Dollar
ZAR	South African Rand
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated April 30, 2011.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$24,623,911	$68,686,294	$—	$93,310,205
Consumer Staples	13,410,714	18,688,848	—	32,099,562
Energy	9,389,201	56,001,898	—	65,391,099
Financials	22,408,075	111,338,876	—	133,746,951
Health Care	—	6,538,048	—	6,538,048
Industrials	2,951,623	39,497,261	—	42,448,884
Information Technology	6,136,119	58,654,752	—	64,790,871
Materials	31,731,606	52,509,170	—	84,240,776
Telecommunication Services	5,081,812	20,975,949	—	26,057,761
Utilities	—	3,044,186	—	3,044,186
Preferred Stocks
Energy	2,449,092	—	—	2,449,092
Financials	7,838,876	—	—	7,838,876
Materials	—	2,477,594	—	2,477,594
Utilities	2,605,240	—	—	2,605,240

Total Equity Securities	128,626,269	438,412,876	—	567,039,145

Other
Affiliated Money Market Fund(c)	2,777,308	—	—	2,777,308
Investments of Cash Collateral Received for Securities on Loan	—	20,781,304	—	20,781,304

Total Other	2,777,308	20,781,304	—	23,558,612

Investments in Securities	131,403,577	459,194,180	—	590,597,757
Derivatives(d)
Liabilities
Forward Foreign Currency Exchange Contracts	—	(6,665)	—	(6,665)

Total	$131,403,577	$459,187,515	$—	$590,591,092

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.
(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $255,749,596. All foreign securities subject to fair value procedures by the pricing service are classified as Level 2.
(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.
(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia European Equity Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.7%

DENMARK 1.5%

Novo Nordisk A/S, Class B(a)	32,830	$4,015,794

FINLAND 1.5%

KONE OYJ, Class B(a)	70,978	4,114,845

FRANCE 6.7%

Edenred(a)	139,195	4,008,098
Publicis Groupe SA(a)	75,175	3,822,923
Safran SA(a)	88,027	3,659,150
Schneider Electric SA(a)	34,880	5,040,668
Societe Generale SA(a)	38,385	1,900,042

Total		18,430,881

GERMANY 18.1%

Allianz SE, Registered Shares(a)	37,987	4,950,274
BASF SE(a)	76,111	6,873,674
Bayer AG, Registered Shares(a)	69,031	5,522,496
Bayerische Motoren Werke AG(a)	27,182	2,717,435
Fresenius Medical Care AG & Co. KGaA(a)	102,346	7,854,740
Infineon Technologies AG(a)	325,965	3,270,757
Kabel Deutschland Holding AG(a)(b)	68,157	3,836,359
Linde AG(a)	24,762	4,437,561
SAP AG(a)	68,361	4,274,077
Siemens AG, Registered Shares(a)	31,299	4,000,208
Wacker Chemie AG(a)(c)	9,463	1,789,480

Total		49,527,061

ITALY 1.9%

Fiat Industrial SpA(a)(b)	246,676	3,256,045
Intesa Sanpaolo SpA(a)	834,249	1,924,443

Total		5,180,488

JERSEY 3.1%

Experian PLC(a)	271,422	3,567,948
Shire PLC(a)	137,073	4,757,628

Total		8,325,576

NETHERLANDS 4.8%

ASML Holding NV(a)	95,629	3,406,675
European Aeronautic Defence and Space Co. NV(a)	140,456	4,869,830
ING Groep NV-CVA(a)(b)	455,334	4,886,182

Total		13,162,687

Issuer	Shares	Value

Common Stocks (continued)

NORWAY 1.1%

DnB NOR ASA(a)	212,039	$3,083,495

SPAIN 6.2%

Amadeus IT Holding SA, Class A(a)(c)	205,864	4,142,838
Banco Bilbao Vizcaya Argentaria SA(a)	251,438	2,633,809
Inditex SA(a)	31,354	2,835,109
Repsol YPF SA(a)	235,486	7,426,783

Total		17,038,539

SWEDEN 3.1%

Atlas Copco AB, Class A(a)	176,548	4,166,440
Swedish Match AB(a)	116,634	4,337,443

Total		8,503,883

SWITZERLAND 14.3%

Nestlé SA, Registered Shares(a)	148,893	9,484,719
Novartis AG, Registered Shares(a)	156,671	9,604,259
Sika AG(a)	1,313	3,072,331
Swatch Group AG (The), Registered Shares(a)	66,016	6,146,031
UBS AG, Registered Shares(a)(b)	334,865	5,528,136
Xstrata PLC(a)	245,412	5,177,795

Total		39,013,271

TURKEY 0.2%

Turkiye Garanti Bankasi AS(a)	144,832	639,564

UNITED KINGDOM 32.2%

Admiral Group PLC(a)	147,397	3,738,859
ARM Holdings PLC(a)	216,565	2,064,971
BG Group PLC(a)	368,066	8,677,731
British American Tobacco PLC(a)	130,175	6,009,045
BT Group PLC(a)	1,386,183	4,559,823
Burberry Group PLC(a)	109,372	2,673,840
Carnival PLC(a)	59,968	2,072,079
GlaxoSmithKline PLC(a)	339,751	7,574,801
Hargreaves Lansdown PLC(a)	259,316	2,422,289
HSBC Holdings PLC(a)	808,943	7,886,653
Intercontinental Hotels Group PLC(a)	127,212	2,510,214
Persimmon PLC(a)	385,056	2,905,838
Prudential PLC(a)	459,591	5,176,941
Rio Tinto PLC(a)	98,695	6,966,759
Standard Chartered PLC(a)	236,141	6,015,449
Tullow Oil PLC(a)	183,610	3,688,707
Vodafone Group PLC(a)	3,566,492	10,001,711

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

Weir Group PLC (The)(a)	90,832	$3,152,380

Total		88,098,090

Total Common Stocks (Cost: $251,268,989)		$259,134,174

Preferred Stocks 2.0%

GERMANY 2.0%

Henkel AG & Co. KGaA(a)	42,419	$2,859,781
Volkswagen AG, Preferred Shares(a)	13,344	2,663,681

Total		5,523,462

Total Preferred Stocks (Cost: $5,310,542)		$5,523,462

	Shares	Value

Money Market Fund 3.2%

Columbia Short-Term Cash Fund, 0.162%(d)(e)	8,756,518	$8,756,518

Total Money Market Fund (Cost: $8,756,518)		$8,756,518

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.9%

Repurchase Agreements 0.9%

Credit Suisse Securities (USA) LLC dated 7-29-11, matures 8-1-11 repurchase price $1,350,548(f)
	0.180%	$1,350,528	$1,350,528
Mizuho Securities USA, Inc. dated 7-29-11, matures 8-1-11 repurchase price $1,000,020(f)
	0.240%	1,000,000	1,000,000

Total			2,350,528

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $2,350,528)			$2,350,528

Total Investments (Cost: $267,686,577)(g)			$275,764,682	(h)
Other Assets & Liabilities, Net			(2,277,653)

Net Assets			$273,487,029

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2011:

	Percentage of Net
Industry	Assets	Value

Aerospace & Defense	3.1%	$8,528,980
Automobiles	2.0	5,381,116
Capital Markets	2.9	7,950,425
Chemicals	6.9	19,032,827
Commercial Banks	8.8	24,083,455
Commercial Services & Supplies	1.4	4,008,098
Diversified Financial Services	1.7	4,886,182
Diversified Telecommunication Services	1.7	4,559,823
Electrical Equipment	1.8	5,040,668
Food Products	3.5	9,484,718
Health Care Providers & Services	2.9	7,854,740
Hotels, Restaurants & Leisure	1.7	4,582,292
Household Durables	1.1	2,905,838
Industrial Conglomerates	1.5	4,000,208
Insurance	5.1	13,866,074
IT Services	1.5	4,142,838
Machinery	5.4	14,689,710
Media	2.8	7,659,282
Metals & Mining	4.4	12,144,555
Oil, Gas & Consumable Fuels	7.2	19,793,221
Pharmaceuticals	11.5	31,474,977
Professional Services	1.3	3,567,948
Semiconductors & Semiconductor Equipment	3.2	8,742,404
Software	1.6	4,274,077
Specialty Retail	1.0	2,835,109
Textiles, Apparel & Luxury Goods	3.2	8,819,871
Tobacco	3.8	10,346,489
Wireless Telecommunication Services	3.7	10,001,711
Other(1)	4.1	11,107,046

Total		$275,764,682

(1) Cash & Cash Equivalents.
Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at July 31, 2011

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	Received	Appreciation	Depreciation

UBS Securities	August 2, 2011	4,180,759	3,350,000	$75,642	$—
		(USD)	(CHF)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At July 31, 2011, the value of foreign securities, excluding short-term securities, represented 96.77% of net assets.

(b)	Non-income producing.

(c)	At July 31, 2011, security was partially or fully on loan.

(d)	The rate shown is the seven-day current annualized yield at July 31, 2011.

(e)	Investments in affiliates during the period ended July 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$1,758,836	$248,730,946	$(241,733,264)	$—	$8,756,518	$6,572	$8,756,518
(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Credit Suisse Securities (USA) LLC (0.180%)

Security Description	Value

United States Treasury Note/Bond	$1,377,541

Total Market Value of Collateral Securities	$1,377,541

Mizuho Securities USA, Inc. (0.240%)

Security Description	Value

Fannie Mae Benchmark REMIC	$2,759
Fannie Mae Grantor Trust	951
Fannie Mae Pool	267,179
Fannie Mae REMICS	270,421
Fannie Mae Whole Loan	2,145
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	13,373
Freddie Mac Gold Pool	6,126
Freddie Mac Non Gold Pool	19,494
Freddie Mac REMICS	324,191
Ginnie Mae II pool	548
Government National Mortgage Association	112,813

Total Market Value of Collateral Securities	$1,020,000

(g)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $267,687,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,452,000
Unrealized Depreciation	(7,374,000)
Net Unrealized Appreciation	$8,078,000
(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Currency Legend

CHF	Swiss Franc
USD	US Dollar

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated April 30, 2011.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$—	$29,519,827	$—	$29,519,827
Consumer Staples	—	19,831,208	—	19,831,208
Energy	—	19,793,221	—	19,793,221
Financials	—	50,786,135	—	50,786,135
Health Care	—	39,329,717	—	39,329,717
Industrials	—	39,835,612	—	39,835,612
Information Technology	—	17,159,319	—	17,159,319
Materials	—	28,317,601	—	28,317,601
Telecommunication Services	—	14,561,534	—	14,561,534
Preferred Stocks
Consumer Discretionary	—	2,663,681	—	2,663,681
Consumer Staples	—	2,859,781	—	2,859,781

Total Equity Securities	—	264,657,636	—	264,657,636

Other
Affiliated Money Market Fund(c)	8,756,518	—	—	8,756,518
Investments of Cash Collateral Received for Securities on Loan	—	2,350,528	—	2,350,528

Total Other	8,756,518	2,350,528	—	11,107,046

Investments in Securities	8,756,518	267,008,164	—	275,764,682
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	75,642	—	75,642

Total	$8,756,518	$267,083,806	$—	$275,840,324

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.
(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)	The amount of securities transferred out of Level 2 into Level 1 during the period was $46,256,791.21.
(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.
(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Frontier Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.2%

CONSUMER DISCRETIONARY 16.1%

Auto Components 1.4%

Amerigon, Inc.(a)(b)	43,208	$726,759
Cooper Tire & Rubber Co.	29,821	502,782

Total		1,229,541

Automobiles 1.7%

Tesla Motors, Inc.(a)(b)	52,222	1,471,094

Diversified Consumer Services 1.2%

Bridgepoint Education, Inc.(a)(b)	24,483	606,199
Sotheby’s	10,486	444,082

Total		1,050,281

Hotels, Restaurants & Leisure 5.3%

Bally Technologies, Inc.(b)	19,110	753,507
Buffalo Wild Wings, Inc.(b)	6,009	381,752
Caribou Coffee Co., Inc.(b)	37,424	494,371
China Lodging Group Ltd., ADR(a)(b)(c)	29,187	500,265
Famous Dave’s Of America, Inc.(b)	30,943	317,475
Jamba, Inc.(a)(b)	325,242	656,989
Pinnacle Entertainment, Inc.(b)	39,597	571,385
Shuffle Master, Inc.(a)(b)	104,299	972,067

Total		4,647,811

Internet & Catalog Retail 0.8%

Shutterfly, Inc.(b)	13,383	728,035

Leisure Equipment & Products 1.3%

Brunswick Corp.	25,164	549,330
Leapfrog Enterprises, Inc.(a)(b)	135,676	529,136

Total		1,078,466

Media 0.4%

Rentrak Corp.(a)(b)	20,102	332,487

Specialty Retail 1.5%

Pacific Sunwear of California, Inc.(a)(b)	134,892	376,349
Rue21, Inc.(a)(b)	9,068	298,065
Tractor Supply Co.	9,646	635,864

Total		1,310,278

Textiles, Apparel & Luxury Goods 2.5%

CROCS, Inc.(b)	5,665	177,484
Maidenform Brands, Inc.(a)(b)	19,211	496,604
Quiksilver, Inc.(a)(b)	89,457	470,544
Vera Bradley, Inc.(a)(b)	21,676	786,189

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Textiles, Apparel & Luxury Goods (cont.)

Wolverine World Wide, Inc.	5,962	$225,781

Total		2,156,602

TOTAL CONSUMER DISCRETIONARY		14,004,595

CONSUMER STAPLES 4.4%

Food & Staples Retailing 2.9%

Andersons, Inc. (The)	34,214	1,406,538
Chefs’ Warehouse Holdings, Inc.(b)	12,218	216,869
Fresh Market, Inc. (The)(a)(b)	25,612	909,994

Total		2,533,401

Food Products 1.5%

Cal-Maine Foods, Inc.(a)	9,566	323,427
Diamond Foods, Inc.(a)	5,117	366,326
Hain Celestial Group, Inc. (The)(b)	19,343	625,359

Total		1,315,112

TOTAL CONSUMER STAPLES		3,848,513

ENERGY 7.7%

Energy Equipment & Services 2.7%

Cal Dive International, Inc.(b)	35,659	198,977
Patterson-UTI Energy, Inc.	49,867	1,622,173
Tetra Technologies, Inc.(b)	39,503	508,404

Total		2,329,554

Oil, Gas & Consumable Fuels 5.0%

Clean Energy Fuels Corp.(a)(b)	194,013	3,106,148
Crude Carriers Corp. (c)	30,435	350,611
Solazyme, Inc.(b)	40,478	924,923

Total		4,381,682

TOTAL ENERGY		6,711,236

FINANCIALS 6.7%

Capital Markets 3.3%

Artio Global Investors, Inc.(a)	29,984	329,824
Duff & Phelps Corp., Class A(a)	40,052	456,192
E*Trade Financial Corp.(b)	44,057	699,625
Gleacher & Co., Inc.(a)(b)	440,121	752,607
Safeguard Scientifics, Inc.(a)(b)	35,586	648,021

Total		2,886,269

Commercial Banks 1.9%

CapitalSource, Inc.	173,375	1,120,003
PrivateBancorp, Inc.(a)	41,499	489,273

Total		1,609,276

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Consumer Finance 0.3%

Green Dot Corp., Class A(a)(b)	6,855	$222,308

Real Estate Investment Trusts (REITs) 1.2%

Ashford Hospitality Trust, Inc.	50,347	548,782
FelCor Lodging Trust, Inc.(b)	56,414	289,968
Kilroy Realty Corp.(a)	6,239	240,701

Total		1,079,451

TOTAL FINANCIALS		5,797,304

HEALTH CARE 19.1%

Biotechnology 5.4%

3SBio, Inc., ADR(b)(c)	30,293	487,717
Alkermes, Inc.(b)	46,846	807,625
Amarin Corp. PLC, ADR(b)(c)	35,337	478,463
BioMarin Pharmaceutical, Inc.(b)	22,424	700,302
Codexis, Inc.(a)(b)	29,034	261,306
Halozyme Therapeutics, Inc.(b)	92,916	644,837
Isis Pharmaceuticals, Inc.(a)(b)	57,139	493,681
Metabolix, Inc.(a)(b)	50,656	345,980
United Therapeutics Corp.(b)	8,275	474,820

Total		4,694,731

Health Care Equipment & Supplies 9.1%

Antares Pharma, Inc.(a)(b)	487,289	1,130,511
DexCom, Inc.(a)(b)	69,383	983,851
Integra LifeSciences Holdings Corp.(b)	20,929	943,270
Masimo Corp.	24,364	676,832
Quidel Corp.(b)	81,845	1,224,401
Thoratec Corp.(a)(b)	22,723	765,538
Tornier NV(b)(c)	34,144	888,768
Uroplasty, Inc.(b)	83,041	565,509
Zoll Medical Corp.(b)	10,277	715,896

Total		7,894,576

Health Care Providers & Services 2.1%

Catalyst Health Solutions, Inc.(b)	10,003	655,496
HMS Holdings Corp.(b)	6,423	485,579
Select Medical Holdings Corp.(a)(b)	38,248	300,247
WellCare Health Plans, Inc.(b)	9,565	419,425

Total		1,860,747

Health Care Technology 0.3%

Medidata Solutions, Inc.(a)(b)	12,709	259,645

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Life Sciences Tools & Services 1.1%

Techne Corp.	12,810	$970,870

Pharmaceuticals 1.1%

Auxilium Pharmaceuticals, Inc.(b)	50,392	944,346

TOTAL HEALTH CARE		16,624,915

INDUSTRIALS 12.3%

Air Freight & Logistics 0.7%

Forward Air Corp.	21,008	654,609

Airlines 0.6%

U.S. Airways Group, Inc.(a)(b)	87,475	545,844

Commercial Services & Supplies 0.5%

Steelcase, Inc., Class A	46,827	464,992

Construction & Engineering 0.9%

Granite Construction, Inc.(a)	10,458	244,508
MYR Group, Inc.(a)(b)	21,279	516,867

Total		761,375

Electrical Equipment 1.6%

GrafTech International Ltd.(b)	41,577	800,773
Real Goods Solar, Inc., Class A(b)	19,302	49,413
Woodward, Inc.(a)	15,029	518,501

Total		1,368,687

Machinery 3.3%

Chart Industries, Inc.(b)	12,160	645,210
China Valves Technology, Inc.(a)(b)	62,461	198,626
Kaydon Corp.	9,570	341,170
Mueller Water Products, Inc., Class A	84,456	276,171
RBC Bearings, Inc.(b)	13,049	495,471
Terex Corp.(b)	20,976	465,877
Wabash National Corp.(a)(b)	60,299	452,845

Total		2,875,370

Marine 1.3%

DryShips, Inc.(a)(b)(c)	222,243	833,411
Genco Shipping & Trading Ltd.(a)(b)(c)	47,180	295,347

Total		1,128,758

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Professional Services 1.6%

Acacia Research/Technologies(b)	12,873	$552,509
Resources Connection, Inc.(a)	63,142	822,109

Total		1,374,618

Road & Rail 1.8%

Knight Transportation, Inc.	25,459	400,725
Quality Distribution, Inc.(a)(b)	75,954	873,471
Zipcar, Inc.(a)(b)	10,933	254,520

Total		1,528,716

TOTAL INDUSTRIALS		10,702,969

INFORMATION TECHNOLOGY 24.5%

Communications Equipment 9.8%

BigBand Networks, Inc.(a)(b)	548,474	1,069,524
Ciena Corp.(a)(b)	87,383	1,350,941
DragonWave, Inc.(a)(b)(c)	75,930	387,243
Finisar Corp.(a)(b)	61,218	1,043,155
JDS Uniphase Corp.(b)	31,152	409,649
Oclaro, Inc.(a)(b)	78,501	368,955
Oplink Communications, Inc.(b)	83,625	1,411,590
Opnext, Inc.(b)	800,331	1,512,625
ORBCOMM, Inc.(a)(b)	282,800	839,916
Parkervision, Inc.(a)(b)	124,776	149,731

Total		8,543,329

Computers & Peripherals 1.8%

Logitech International SA(a)(b)(c)	18,347	176,131
OCZ Technology Group, Inc.(a)(b)	37,620	282,526
Silicon Graphis International Corp.(a)(b)	23,656	337,571
Stratasys, Inc.(b)	12,187	310,769
Synaptics, Inc.(a)(b)	18,527	455,208

Total		1,562,205

Electronic Equipment, Instruments & Components 1.6%

Coherent, Inc.(b)	4,562	219,113
Fabrinet(a)(b)(c)	50,959	784,768
Power-One, Inc.(a)(b)	49,022	353,449

Total		1,357,330

Internet Software & Services 0.9%

LogMeIn, Inc.(b)	11,791	419,170
OpenTable, Inc.(b)	5,481	388,384

Total		807,554

IT Services 0.6%

Sapient Corp.(b)	41,119	572,376

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment 7.6%

Advanced Energy Industries, Inc.(b)	35,776	$379,583
Anadigics, Inc.(a)(b)	69,576	218,469
Cavium, Inc.(b)	13,944	480,929
Evergreen Solar, Inc.(b)(d)	1	—
Formfactor, Inc.(a)(b)	25,818	237,267
Mellanox Technologies Ltd.(b)(c)	51,241	1,785,749
Netlogic Microsystems, Inc.(b)	17,659	610,118
ON Semiconductor Corp.(b)	113,607	987,245
PMC — Sierra, Inc.(b)	247,745	1,731,738
Ultra Clean Holdings(a)(b)	22,420	155,595

Total		6,586,693

Software 2.2%

CommVault Systems, Inc.(b)	23,593	913,521
NetSuite, Inc.(a)(b)	12,664	496,556
Quest Software, Inc.(b)	12,659	240,268
TiVo, Inc.(b)	29,001	272,609

Total		1,922,954

TOTAL INFORMATION TECHNOLOGY		21,352,441

MATERIALS 3.9%

Chemicals 1.7%

Intrepid Potash, Inc.(b)	34,791	1,156,801
Zoltek Companies, Inc.(b)	31,027	313,683

Total		1,470,484

Construction Materials 0.7%

Martin Marietta Materials, Inc.(a)	8,545	646,173

Metals & Mining 1.5%

Horsehead Holding Corp.(a)(b)	23,579	263,378
RTI International Metals, Inc.(a)(b)	6,876	220,513
Steel Dynamics, Inc.	52,744	823,861

Total		1,307,752

TOTAL MATERIALS		3,424,409

UTILITIES 0.5%

Water Utilities 0.5%

American Water Works Co., Inc.	15,088	422,464

TOTAL UTILITIES		422,464

Total Common Stocks (Cost: $81,265,323)		$82,888,846

Issuer	Shares	Value

Limited Partnerships 0.4%

FINANCIALS 0.4%

Capital Markets 0.4%

Fortress Investment Group LLC, Class A(b)(e)	82,571	$370,744

TOTAL FINANCIALS		370,744

Total Limited Partnerships (Cost: $351,312)		$370,744

	Shares	Value

Money Market Fund 3.2%

Columbia Short-Term Cash Fund, 0.162% (f)(g)	2,797,803	$2,797,803

Total Money Market Fund (Cost: $2,797,803)		$2,797,803

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 23.2%

Asset-Backed Commercial Paper 1.2%

Atlantis One 08/15/11	0.150%	$999,871	$999,871

Certificates of Deposit 3.4%

Branch Banking & Trust Corp.
10/11/11	0.200%	1,000,000	1,000,000
Deutsche Bank AG
08/12/11	0.150%	1,000,000	1,000,000
United Overseas Bank Ltd.
08/18/11	0.230%	1,000,000	1,000,000

Total			3,000,000

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper 1.2%

Suncorp Metway Ltd.
08/11/11	0.210%	$999,819	$999,819

Repurchase Agreements 17.4%

BNP Paribas Securities Corp. dated 07/29/11, matures 08/01/11, repurchase price $5,172,418(h)
	0.200%	5,172,332	5,172,332

Mizuho Securities USA, Inc. dated 07/29/11, matures 08/01/11, repurchase price $5,000,100(h)
	0.240%	5,000,000	5,000,000

Nomura Securities dated 07/29/11, matures 08/01/11, repurchase price $5,000,098(h)
	0.235%	5,000,000	5,000,000

Total			15,172,332

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $20,172,022)			$20,172,022

Total Investments (Cost: $104,586,460)(i)			$106,229,415	(j)
Other Assets & Liabilities, Net			(19,141,048)

Net Assets			$87,088,367

Notes to Portfolio of Investments
(a)	At July 31, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At July 31, 2011, the value of foreign securities, excluding short-term securities, represented 8.00% of net assets.
(d)	Negligible market value.
(e)	At July 31, 2011, there was no capital committed to the LLC or LP for future investment.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(g)	Investments in affiliates during the period ended July 31, 2011:

			Sales Cost/
			Proceeds from	Realized		Dividends or
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Interest Income	Value

Columbia Short-Term Cash Fund	$9,639,584	$48,671,707	$(55,513,488)	$—	$2,797,803	$11,718	$2,797,803
(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.200%)

Security Description	Value

Fannie Mae REMICS	$3,798,452
Freddie Mac REMICS	1,477,326

Total Market Value of Collateral Securities	$5,275,778

Mizuho Securities USA, Inc. (0.240%)

Security Description	Value

Fannie Mae Benchmark REMIC	$13,796
Fannie Mae Grantor Trust	4,760
Fannie Mae Pool	1,335,893
Fannie Mae REMICS	1,352,104
Fannie Mae Whole Loan	10,723
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	66,866
Freddie Mac Gold Pool	30,629
Freddie Mac Non Gold Pool	97,471
Freddie Mac REMICS	1,620,957
Ginnie Mae II pool	2,737
Government National Mortgage Association	564,064

Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.235%)

Security Description	Value

Ginnie Mae II pool	$5,100,000

Total Market Value of Collateral Securities	$5,100,000

(i)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $104,586,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,342,000
Unrealized Depreciation	(8,699,000)

Net Unrealized Appreciation	$1,643,000

(j)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$14,004,595	$—	$—	$14,004,595
Consumer Staples	3,848,513	—	—	3,848,513
Energy	6,711,236	—	—	6,711,236
Financials	5,797,304	—	—	5,797,304
Health Care	16,624,915	—	—	16,624,915
Industrials	10,702,969	—	—	10,702,969
Information Technology	21,352,441	—	—	21,352,441
Materials	3,424,409	—	—	3,424,409
Utilities	422,464	—	—	422,464

Total Equity Securities	82,888,846	—	—	82,888,846

Other
Limited Partnerships	370,744	—	—	370,744
Affiliated Money Market Fund(c)	2,797,803	—	—	2,797,803
Investments of Cash Collateral Received for Securities on Loan	—	20,172,022	—	20,172,022

Total Other	3,168,547	20,172,022	—	23,340,569

Total	$86,057,393	$20,172,022	$—	$106,229,415

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)	There were no significant transfers between Levels 1 and 2 during the period.
(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.

Portfolio of Investments
Columbia Global Bond Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) 30.4%

AUSTRALIA 0.6%

Australia & New Zealand Banking Group Ltd.(b)
11/08/11	6.500%	AUD	420,000	$462,754
FMG Resources August 2006 Proprietary Ltd.(b)(c)
11/01/15	7.000%		271,000	284,725
Telstra Corp., Ltd.
Senior Unsecured(b)
04/01/12	6.375%		500,000	518,993
Westpac Banking Corp.
Senior Unsecured(b)
09/24/12	7.250%	AUD	300,000	336,822
Woodside Finance Ltd.(b)(c)
05/10/21	4.600%		1,105,000	1,119,435

Total				2,722,729

BELGIUM 0.2%

Fortis Bank SA/NV
Senior Unsecured(b)
05/30/14	4.500%	EUR	420,000	628,525

BERMUDA 0.1%

Bacardi Ltd.(b)(c)
04/01/14	7.450%		245,000	282,186

BRAZIL 0.1%

Centrais Eletricas Brasileiras SA
Senior Unsecured(b)(c)
07/30/19	6.875%		375,000	431,802

CANADA 2.2%

Bank of Nova Scotia(b)(c)
10/29/15	1.650%		1,465,000	1,464,188
Bank of Nova Scotia(b)(c)(d)
08/03/16	2.150%		2,235,000	2,251,090
Cascades, Inc.(b)
12/15/17	7.750%		390,000	403,650
Encana Corp.
Senior Unsecured(b)
11/01/11	6.300%		30,000	30,427
Nexen, Inc.
Senior Unsecured(b)
05/15/37	6.400%		335,000	360,882
Novelis, Inc.(b)
12/15/20	8.750%		180,000	200,250
Rogers Communications, Inc.(b)
08/15/18	6.800%		1,250,000	1,504,745

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (continued)

CANADA (CONTINUED)

Royal Bank of Canada
Senior Unsecured(b)
01/18/13	3.250%	EUR	630,000	$921,387
Suncor Energy, Inc.
Senior Unsecured(b)
06/01/18	6.100%		1,335,000	1,567,745
Thomson Reuters Corp.(b)
07/15/18	6.500%		200,000	238,591
Toronto-Dominion Bank (The)
Senior Unsecured(b)
05/14/15	5.375%	EUR	600,000	949,177

Total				9,892,132

FRANCE 1.3%

BNP Paribas Home Loan Covered Bonds SFH(b)(c)
11/02/15	2.200%		1,300,000	1,289,071
BNP Paribas
Subordinated Notes(b)
12/17/12	5.250%	EUR	555,000	825,101
Cie de Financement Foncier(b)(c)
09/16/15	2.500%		1,400,000	1,417,643
Credit Agricole SA
Senior Unsecured(b)
06/24/13	6.000%	EUR	550,000	838,344
France Telecom SA
Senior Unsecured(b)
02/21/17	4.750%	EUR	580,000	899,824
Veolia Environnement SA
Senior Unsecured(b)
01/16/17	4.375%	EUR	315,000	477,302

Total				5,747,285

GERMANY 0.3%

E.ON International Finance BV(b)
05/29/12	6.375%	GBP	265,000	452,836
10/02/17	5.500%	EUR	535,000	866,231

Total				1,319,067

IRELAND 0.1%

Ardagh Packaging Finance PLC
Senior Secured(b)(c)
10/15/17	7.375%		260,000	268,450

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (continued)

ITALY 0.1%

Intesa Sanpaolo SpA
Senior Unsecured(b)
12/19/13	5.375%	EUR	400,000	$583,484

JAPAN 0.1%

Bayer Holding Ltd.(b)
06/28/12	1.955%	JPY	40,000,000	523,477

LUXEMBOURG 0.5%

ArcelorMittal
Senior Unsecured(b)(e)
03/01/21	5.500%		1,705,000	1,746,623
Calcipar SA
Senior Secured(b)(c)
05/01/18	6.875%		68,000	68,510
Intelsat Jackson Holdings SA(b)(c)
10/15/20	7.250%		130,000	130,975
Telecom Italia Capital SA(b)
07/18/36	7.200%		35,000	33,192
Wind Acquisition Finance SA
Senior Secured(b)(c)
02/15/18	7.250%		18,000	18,450

Total				1,997,750

NETHERLANDS 1.2%

Allianz Finance II BV(b)
11/23/16	4.000%	EUR	400,000	598,199
BMW Finance NV(b)
09/19/13	8.875%	EUR	650,000	1,058,508
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
Senior Unsecured(b)
07/03/14	6.750%	AUD	600,000	677,372
Deutsche Telekom International Finance BV(b)
09/26/12	7.125%	GBP	705,000	1,226,576
01/19/15	4.000%	EUR	665,000	996,076
ING Groep NV
Senior Unsecured(b)
05/31/17	4.750%	EUR	605,000	906,064

Total				5,462,795

NEW ZEALAND 0.3%

ANZ National International Ltd.
Senior Unsecured(b)(c)
08/10/15	3.125%		1,270,000	1,308,108

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (continued)

SPAIN 0.5%

Santander U.S. Debt SA Unipersonal
Bank Guaranteed(b)(c)(e)
10/07/15	3.781%		$200,000	$188,498
Telefonica Emisiones SAU(b)
01/15/15	4.949%		1,300,000	1,352,625
02/02/16	4.375%	EUR	550,000	791,796

Total				2,332,919

SUPRA-NATIONAL 0.2%

Council of Europe Development Bank(b)
09/16/14	5.750%	AUD	675,000	757,156

UNITED KINGDOM 0.7%

MetLife of Connecticut Institutional Funding Ltd.
Senior Secured(b)
12/06/11	5.750%	GBP	345,000	572,254
MetLife of Connecticut(b)(f)
05/24/12	0.653%	JPY	100,000,000	1,279,470
SABMiller PLC
Senior Unsecured(b)(c)
01/15/14	5.700%		1,275,000	1,413,359

Total				3,265,083

UNITED STATES 21.9%

ADS Tactical, Inc.
Senior Secured(c)(e)
04/01/18	11.000%		211,000	225,770
AES Corp. (The)
Senior Notes(c)(e)
07/01/21	7.375%		153,000	158,355
AMC Networks, Inc.(c)(e)
07/15/21	7.750%		175,000	184,187
ARAMARK Holdings Corp.
Senior Notes PIK(c)(e)
05/01/16	8.625%		113,000	116,390
AT&T, Inc.
Senior Unsecured
02/15/39	6.550%		1,425,000	1,632,149
Ally Financial, Inc.
09/15/20	7.500%		300,000	315,000
Alpha Natural Resources, Inc.
06/01/19	6.000%		104,000	107,120
06/01/21	6.250%		104,000	107,120
Amkor Technology, Inc.(c)(e)
Senior Unsecured
06/01/21	6.625%		164,000	161,950
Amkor Technology, Inc.(e)
Senior Unsecured
05/01/18	7.375%		285,000	292,837

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (CONTINUED)

Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	$195,000	$224,809
Antero Resources Finance Corp.
Senior Notes(c)(d)
08/01/19	7.250%	35,000	35,525
Appalachian Power Co.
Senior Unsecured
03/30/21	4.600%	135,000	140,846
Arch Coal, Inc.(c)
06/15/19	7.000%	73,000	76,468
06/15/21	7.250%	49,000	51,328
Ball Corp.
09/01/19	7.375%	35,000	38,500
09/15/20	6.750%	234,000	249,795
Bank of America Corp.
Senior Unsecured
05/13/21	5.000%	1,515,000	1,499,542
Best Buy Co., Inc.
Senior Unsecured
03/15/21	5.500%	1,620,000	1,631,554
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	157,000	166,420
01/15/20	6.875%	67,000	72,779
Building Materials Corp. of America
Senior Notes(c)
05/01/21	6.750%	331,000	335,551
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured(c)
05/01/17	7.750%	270,000	295,312
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	130,000	135,200
CF Industries, Inc.
05/01/18	6.875%	265,000	302,762
05/01/20	7.125%	65,000	76,538
CHS/Community Health Systems, Inc.
07/15/15	8.875%	83,000	85,801
CIT Group, Inc.
Secured(c)(e)
04/01/18	6.625%	115,000	120,463
CMS Energy Corp.
Senior Unsecured
12/15/15	6.875%	320,000	363,531
CSX Corp.
Senior Unsecured
03/15/18	6.250%	2,540,000	2,996,408
CVS Caremark Corp.
Senior Unsecured
06/01/17	5.750%	1,215,000	1,407,293

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (CONTINUED)

Cardinal Health, Inc.
Senior Unsecured
12/15/20	4.625%		$1,445,000	$1,520,337
Cardtronics, Inc.
09/01/18	8.250%		190,000	201,400
Case New Holland, Inc.
Senior Notes(c)
12/01/17	7.875%		230,000	259,900
Celanese U.S. Holdings LLC
06/15/21	5.875%		55,000	58,300
Chemtura Corp.
09/01/18	7.875%		55,000	58,781
Chesapeake Energy Corp.
08/15/20	6.625%		415,000	447,162
02/15/21	6.125%		175,000	182,875
Chrysler Group LLC/Co-Issuer, Inc.
Senior Secured(c)(e)
06/15/21	8.250%		217,000	208,049
Cinemark U.S.A., Inc.
Senior Subordinated Notes(c)
06/15/21	7.375%		29,000	29,073
Citigroup, Inc.
Senior Unsecured
08/02/19	5.000%	EUR	595,000	864,914
Clean Harbors, Inc.
Senior Secured(c)
08/15/16	7.625%		55,000	58,438
Cleveland Electric Illuminating Co. (The)
1st Mortgage
11/15/18	8.875%		750,000	984,354
Senior Unsecured
12/15/13	5.650%		925,000	1,009,292
Colorado Interstate Gas Co.
Senior Unsecured
11/15/15	6.800%		1,920,000	2,267,159
Columbus McKinnon Corp.
02/01/19	7.875%		55,000	56,925
Comcast Corp.
02/15/18	5.875%		415,000	477,785
03/01/40	6.400%		380,000	424,999
CommScope, Inc.(c)(e)
01/15/19	8.250%		22,000	22,880
Concho Resources, Inc.
01/15/21	7.000%		249,000	268,297
Consol Energy, Inc.
04/01/20	8.250%		149,000	165,763
Consol Energy, Inc.(c)
03/01/21	6.375%		200,000	202,000
Continental Resources, Inc.
04/01/21	7.125%		20,000	21,400

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (CONTINUED)

Cott Beverages, Inc.
09/01/18	8.125%	$34,000	$35,998
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	317,000	338,001
Crown Americas LLC/Capital Corp. III
Senior Notes(c)
02/01/21	6.250%	240,000	246,000
DISH DBS Corp.(c)
06/01/21	6.750%	87,000	89,828
DISH DBS Corp.(e)
02/01/16	7.125%	290,000	309,575
DTE Energy Co.
Senior Unsecured
05/15/14	7.625%	640,000	745,492
Dana Holding Corp.(e)
Senior Unsecured
02/15/19	6.500%	40,000	40,800
02/15/21	6.750%	115,000	116,438
Dean Foods Co.
Senior Notes(c)(e)
12/15/18	9.750%	121,000	129,470
Delphi Corp.(c)
Senior Notes
05/15/21	6.125%	43,000	43,484
Delphi Corp.(c)(e)
Senior Notes
05/15/19	5.875%	64,000	64,400
Dominion Resources, Inc.
Senior Unsecured
06/15/18	6.400%	835,000	995,502
08/15/19	5.200%	780,000	874,877
08/01/33	5.250%	1,460,000	1,630,100
Ducommun, Inc. Senior Notes(c)
07/15/18	9.750%	34,000	35,105
Duke Energy Corp.
Senior Unsecured
02/01/14	6.300%	450,000	505,404
06/15/18	6.250%	455,000	535,228
09/15/19	5.050%	720,000	800,760
E*Trade Financial Corp.
Senior Unsecured
06/01/16	6.750%	80,000	84,400
EH Holding Corp.
Senior Secured(c)
06/15/19	6.500%	315,000	324,056
ERAC U.S.A. Finance LLC(c)
10/15/37	7.000%	855,000	971,194
El Paso Corp.
Senior Unsecured
09/15/20	6.500%	405,000	444,487

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (CONTINUED)

Embarq Corp.
Senior Unsecured
06/01/36	7.995%		$1,670,000	$1,778,530
Endo Pharmaceuticals Holdings, Inc.(c)
07/15/19	7.000%		22,000	23,045
01/15/22	7.250%		98,000	102,900
Energy Transfer Equity LP
Senior Secured
10/15/20	7.500%		46,000	49,105
Equinix, Inc.
Senior Unsecured
07/15/21	7.000%		120,000	124,800
Express Scripts, Inc.
05/15/16	3.125%		1,935,000	1,977,022
First Data Corp.
Senior Secured(c)(e)
06/15/19	7.375%		243,000	245,430
Florida Power Corp.
1st Mortgage
06/15/38	6.400%		210,000	254,355
Ford Motor Credit Co. LLC
Senior Unsecured
05/15/18	5.000%		383,000	385,085
02/01/21	5.750%		132,000	134,829
Fresenius Medical Care U.S. Finance, Inc.(c)
02/15/21	5.750%		225,000	221,625
Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%		218,000	239,255
General Electric Capital Corp.
Senior Unsecured
05/17/12	6.125%	GBP	474,000	805,302
01/07/21	4.625%		3,140,000	3,229,854
Georgia-Pacific LLC(c)
11/01/20	5.400%		260,000	275,038
Goldman Sachs Group, Inc. (The)
Senior Notes
06/15/20	6.000%		1,410,000	1,529,548
Senior Unsecured
02/07/16	3.625%		450,000	455,554
05/02/18	6.375%	EUR	350,000	550,026
Graphic Packaging International, Inc.
10/01/18	7.875%		38,000	41,230
Greif, Inc.
Senior Unsecured
02/01/17	6.750%		195,000	205,725
Grifols, Inc.
Senior Secured(c)
02/01/18	8.250%		161,000	169,453
HCA, Inc.
Senior Secured
09/15/20	7.250%		130,000	137,150

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (CONTINUED)

HCA, Inc.(d)
Senior Secured
02/15/20	6.500%	$300,000	$304,500
Healthsouth Corp.
09/15/22	7.750%	244,000	259,860
Hertz Corp. (The)(c)
10/15/18	7.500%	155,000	160,038
Huntington Ingalls Industries, Inc.(c)
03/15/21	7.125%	146,000	150,745
Indiana Michigan Power Co.
Senior Unsecured
03/15/37	6.050%	935,000	1,030,224
Interface, Inc.
12/01/18	7.625%	43,000	45,795
Interline Brands, Inc.
11/15/18	7.000%	73,000	74,643
International Lease Finance Corp.
Senior Unsecured(e)
12/15/20	8.250%	245,000	272,562
Ipalco Enterprises, Inc.
Senior Secured(c)
05/01/18	5.000%	60,000	60,225
JMC Steel Group
Senior Notes(c)
03/15/18	8.250%	137,000	142,138
JPMorgan Chase & Co.
Senior Notes
05/10/21	4.625%	55,000	56,089
Senior Unsecured
03/01/16	3.450%	3,105,000	3,177,421
07/05/16	3.150%	980,000	990,334
K Hovnanian Enterprises, Inc.
Senior Secured(e)
10/15/16	10.625%	86,000	79,765
Kraft Foods, Inc.
Senior Unsecured
02/01/18	6.125%	2,475,000	2,927,841
08/23/18	6.125%	500,000	590,907
Kratos Defense & Security Solutions, Inc.
Senior Secured(c)(d)
06/01/17	10.000%	25,000	26,688
Lear Corp.
03/15/18	7.875%	209,000	225,197
Limited Brands, Inc.
04/01/21	6.625%	95,000	98,325
MGM Resorts International
Senior Secured
03/15/20	9.000%	161,000	179,515
Manitowoc Co., Inc. (The)
11/01/20	8.500%	90,000	97,875

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (CONTINUED)

Marathon Petroleum Corp.(c)
03/01/41	6.500%		$395,000	$424,050
Mellon Funding Corp.
11/08/11	6.375%	GBP	370,000	614,601
MetroPCS Wireless, Inc.
11/15/20	6.625%		200,000	200,500
Midwest Generation LLC
Pass-Through Certificates
01/02/16	8.560%		96,032	98,673
Morgan Stanley
Senior Unsecured
10/02/17	5.500%	EUR	625,000	927,489
01/25/21	5.750%		1,815,000	1,910,716
Mylan, Inc.(c)
11/15/18	6.000%		145,000	148,263
NII Capital Corp.
04/01/21	7.625%		113,000	118,650
Nalco Co.(c)
01/15/19	6.625%		385,000	432,162
National CineMedia LLC
Senior Notes(c)
07/15/21	7.875%		120,000	123,600
Nevada Power Co.
01/15/15	5.875%		1,000,000	1,135,062
05/15/18	6.500%		365,000	433,910
News America, Inc.(c)
02/15/41	6.150%		1,450,000	1,446,626
Nextel Communications, Inc.
08/01/15	7.375%		225,000	225,000
Nisource Finance Corp.
09/15/17	5.250%		2,855,000	3,184,244
09/15/20	5.450%		270,000	292,290
Northern States Power Co.
1st Mortgage
08/28/12	8.000%		100,000	107,872
Northwest Pipeline GP
Senior Unsecured
04/15/17	5.950%		460,000	542,507
Oil States International, Inc.(c)
06/01/19	6.500%		203,000	207,060
Oshkosh Corp.
03/01/17	8.250%		146,000	157,680
03/01/20	8.500%		125,000	135,938
Pacific Gas & Electric Co.
Senior Unsecured(e)
10/01/20	3.500%		1,355,000	1,338,935
Peabody Energy Corp.
09/15/20	6.500%		250,000	270,000

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (CONTINUED)

Penn National Gaming, Inc.
Senior Subordinated Notes(e)
08/15/19	8.750%	$43,000	$47,408
Polypore International, Inc.
11/15/17	7.500%	145,000	154,063
Progress Energy, Inc.
Senior Unsecured
03/15/14	6.050%	875,000	978,684
12/01/19	4.875%	1,095,000	1,194,389
Prudential Financial, Inc.
Senior Unsecured
05/12/16	3.000%	190,000	191,700
12/01/17	6.000%	195,000	224,379
QVC, Inc.(c)
Senior Secured
10/01/19	7.500%	66,000	72,930
10/15/20	7.375%	206,000	227,115
RR Donnelley & Sons Co.
Senior Unsecured
01/15/17	6.125%	615,000	611,925
Rain CII Carbon LLC/Corp.
Senior Secured(c)
12/01/18	8.000%	155,000	161,200
Range Resources Corp.
05/15/19	8.000%	130,000	143,650
Regal Cinemas Corp.
07/15/19	8.625%	90,000	96,750
Regency Energy Partners LP/ Finance Corp.
06/01/16	9.375%	5,000	5,594
12/01/18	6.875%	79,000	83,740
07/15/21	6.500%	204,000	212,160
Reynolds Group Issuer, Inc./LLC(c)
Senior Secured
10/15/16	8.500%	160,000	166,800
Reynolds Group Issuer, Inc./LLC(c)(d)
Senior Secured
08/15/19	7.875%	258,000	260,902
SBA Telecommunications, Inc.
08/15/16	8.000%	240,000	256,500
08/15/19	8.250%	85,000	91,800
STHI Holding Corp.
Secured(c)
03/15/18	8.000%	51,000	52,275
Sierra Pacific Power Co.
05/15/16	6.000%	2,480,000	2,876,445
Southern Natural Gas Co.
Senior Unsecured(c)
04/01/17	5.900%	2,131,000	2,457,893
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	138,000	139,725

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (CONTINUED)

Spectrum Brands Holdings, Inc.
Senior Secured
06/15/18	9.500%		$341,000	$379,362
Speedway Motorsports, Inc.
06/01/16	8.750%		215,000	234,619
Sprint Nextel Corp.
Senior Unsecured(e)
08/15/17	8.375%		80,000	87,400
Tampa Electric Co.
Senior Unsecured
05/15/18	6.100%		620,000	725,398
Time Warner Cable, Inc.
07/01/18	6.750%		1,990,000	2,370,038
Time Warner, Inc.
03/29/41	6.250%		250,000	270,792
Toledo Edison Co. (The)
Senior Secured
05/15/37	6.150%		1,600,000	1,768,907
Tomkins LLC/Inc.
Secured(c)(e)
10/01/18	9.000%		158,000	172,615
TransDigm, Inc.(c)
12/15/18	7.750%		159,000	169,335
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%		3,255,000	3,824,267
United States Cellular Corp.
Senior Unsecured
12/15/33	6.700%		165,000	169,496
UnitedHealth Group, Inc.
Senior Unsecured
02/15/18	6.000%		1,015,000	1,177,905
Vail Resorts, Inc.(c)
05/01/19	6.500%		36,000	36,855
Verizon New York, Inc.
Senior Unsecured
04/01/32	7.375%		1,235,000	1,467,807
Visteon Corp.
Senior Notes(c)
04/15/19	6.750%		91,000	89,180
Wells Fargo & Co.
Senior Unsecured
11/03/16	4.125%	EUR	330,000	489,763
Wells Fargo & Co.(e)
Senior Unsecured
04/01/21	4.600%		205,000	213,381
Windstream Corp.
03/15/19	7.000%		40,000	40,700
10/15/20	7.750%		170,000	180,200

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(a) (continued)

UNITED STATES (CONTINUED)

WireCo WorldGroup
Senior Unsecured(c)
05/15/17	9.750%	$140,000	$147,700
Yum! Brands, Inc.
Senior Unsecured
09/15/19	5.300%	885,000	981,956
tw telecom holdings, inc.
03/01/18	8.000%	216,000	231,660

Total			97,056,724

Total Corporate Bonds & Notes (Cost: $126,384,235)			$134,579,672

Residential Mortgage-Backed Securities - Agency 5.0%

UNITED STATES 5.0%

Federal Home Loan Mortgage Corp.(g)
10/01/18-12/01/35	5.000%	$2,645,732	$2,846,460
09/01/17-08/01/33	6.500%	200,390	224,684
Federal National Mortgage Association(g)
08/01/18-09/01/40	4.500%	1,057,771	1,119,903
12/01/18-06/01/33	5.000%	2,766,248	2,971,564
09/01/13	5.321%	589,658	624,641
03/01/17-09/01/33	5.500%	2,820,034	3,083,459
03/01/17-04/01/33	6.000%	3,031,063	3,368,914
04/01/17-11/01/33	6.500%	2,474,089	2,809,665
05/01/32-06/01/32	7.000%	601,078	696,579
05/01/32-11/01/32	7.500%	373,577	439,784
Federal National Mortgage Association(g)(h)
01/01/41	4.000%	1,957,234	1,990,590
01/01/37	5.500%	1,140,957	1,250,010
Government National Mortgage Association(g)
10/15/33	5.500%	602,774	670,817

Total			22,097,070

Total Residential Mortgage-Backed Securities - Agency (Cost: $20,487,605)			$22,097,070

Residential Mortgage-Backed Securities - Non-Agency 0.2%

UNITED STATES 0.2%

Harborview Mortgage Loan Trust
CMO Series 2004-1 Class 4A(f)(g)
04/19/34	4.711%	$851,217	$827,568

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $763,493)			$827,568

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

UNITED STATES 2.2%

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A4(g)
12/11/49	5.322%	$250,000	$263,332
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C2 Class A1(g)
05/15/36	3.819%	379,050	382,651
GS Mortgage Securities Corp. II
Series 2007-GG10 Class F(f)(g)
08/10/45	5.800%	775,000	70,277
General Electric Capital Assurance Co.
Series 2003-1 Class A4(c)(g)
05/12/35	5.254%	285,077	305,310
Greenwich Capital Commercial Funding Corp.(g)
Series 2004-GG1 Class A5
06/10/36	4.883%	814	813
Series 2007-GG9 Class A4
03/10/39	5.444%	2,100,000	2,255,138
JPMorgan Chase Commercial Mortgage Securities Corp.(f)(g)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	915,514	959,588
JPMorgan Chase Commercial Mortgage Securities Corp.(g)
Series 2003-LN1 Class A1
10/15/37	4.134%	106,014	108,340
Series 2003-ML1A Class A1
03/12/39	3.972%	96,198	97,193
LB-UBS Commercial Mortgage Trust(f)(g)
Series 2006-C4 Class AAB
06/15/32	5.845%	735,689	784,760
Series 2007-C7 Class A3
09/15/45	5.866%	835,000	905,209
LB-UBS Commercial Mortgage Trust(g)
Series 2004-C2 Class A3
03/15/29	3.973%	345,755	354,386
Morgan Stanley Capital I(c)(f)(g)
Series 2011-C1 Class A4
09/15/47	5.033%	750,000	782,194
Morgan Stanley Capital I(f)(g)
Series 2006-T23 Class AAB
08/12/41	5.808%	575,000	615,637
Wachovia Bank Commercial Mortgage Trust(f)(g)
Series 2006-C27 Class APB
07/15/45	5.727%	650,000	681,372

	Coupon		Principal
Issuer	Rate		Amount		Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

UNITED STATES (CONTINUED)

Wachovia Bank Commercial Mortgage Trust(g)
Series 2005-C20 Class A5
07/15/42	5.087%			$380,303	$383,445
Series 2006-C24 Class APB
03/15/45	5.576%			455,063	476,197

Total					9,425,842

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $9,548,262)					$9,425,842

Asset-Backed Securities - Non-Agency(a) 0.8%

DENMARK 0.3%

Nykredit Realkredit A/S Mortgage(b)
04/01/28	5.000%		DKK	6,908,105	$1,381,395

SPAIN 0.4%

Ayt Cedulas Cajas Global(b)
06/14/18	4.250%	EUR		1,500,000	1,814,804

UNITED STATES 0.1%

GTP Towers Issuer LLC(c)
02/15/15	4.436%			450,000	473,924
National Collegiate Student Loan Trust CMO IO Series 2006-3 Class AIO(p)
01/25/12	20.000%			1,970,904	38,846

Total					512,770

Total Asset-Backed Securities - Non-Agency (Cost: $4,018,052)					$3,708,969

Inflation-Indexed Bonds(a) 0.8%

JAPAN 0.8%

Japanese Government CPI-Linked Bond
Senior Unsecured(b)
03/10/18	1.400%		JPY	269,280,000	$3,643,718

Total Inflation-Indexed Bonds (Cost: $2,493,400)					$3,643,718

U.S. Treasury Obligations 0.9%

UNITED STATES 0.9%

U.S. Treasury
10/31/11	1.000%			$670,000	$671,361
05/15/21	3.125%			126,000	129,445
02/15/41	4.750%			1,008,000	1,116,517

	Coupon	Principal
Issuer	Rate	Amount		Value

U.S. Treasury Obligations (continued)

UNITED STATES (CONTINUED)
U.S. Treasury(e)
03/15/14	1.250%		$295,000	$301,130
06/30/16	1.500%		1,697,000	1,709,999

Total				3,928,452

Total U.S. Treasury Obligations (Cost: $3,863,988)				$3,928,452

U.S. Government & Agency Obligations 0.4%

UNITED STATES 0.4%

Federal National Mortgage Association
10/15/14	4.625%		$1,565,000	$1,749,002

Total U.S. Government & Agency Obligations (Cost: $1,596,737)				$1,749,002

Foreign Government Obligations(a) 53.9%

ARGENTINA 0.4%

Argentina Bonos
Senior Unsecured(b)
09/12/13	7.000%		$1,033,000	$1,094,283
Argentina Republic Government International Bond
Senior Unsecured(b)(i)(j)
12/15/35	0.000%		2,900,000	545,200

Total				1,639,483

AUSTRALIA 1.1%

New South Wales Treasury Corp. Local Government Guaranteed(b)
05/01/12	6.000%	AUD	4,560,000	5,056,333

BELGIUM 1.4%

Belgium Government Bond(b)
09/28/12	5.000%	EUR	4,210,000	6,253,149

BRAZIL 2.2%

Banco Nacional de Desenvolvimento Economico e Social
Senior Unsecured(b)(c)
06/10/19	6.500%		610,000	691,856
Brazil Notas do Tesouro Nacional(b)
01/01/12	10.000%	BRL	5,975,000	3,841,571
01/01/13	10.000%	BRL	7,720,000	4,846,411
Brazilian Government International Bond
Senior Unsecured(b)
01/07/41	5.625%		270,000	287,145

Total				9,666,983

	Coupon	Principal
Issuer	Rate	Amount		Value

Foreign Government Obligations(a) (continued)

CANADA 2.5%

Canadian Government Bond(b)
06/01/18	4.250%	CAD	530,000	$620,107
06/01/19	3.750%	CAD	1,915,000	2,175,017
Province of British Columbia Canada(b)
06/18/14	5.300%	CAD	1,640,000	1,884,871
Province of Ontario Canada(b)
03/08/14	5.000%	CAD	3,125,000	3,539,334
Province of Quebec Canada(b)
12/01/17	4.500%	CAD	2,683,000	3,081,329

Total				11,300,658

COLOMBIA 0.4%

Colombia Government International Bond(b)
Senior Unsecured
09/18/37	7.375%		260,000	334,750
01/18/41	6.125%		235,000	263,643
Corp. Andina de Fomento
Senior Unsecured(b)
06/04/19	8.125%		730,000	893,286
Ecopetrol SA
Senior Unsecured(b)
07/23/19	7.625%		300,000	364,500

Total				1,856,179

CZECH REPUBLIC 0.1%

Czech Republic Government Bond(b)
06/16/13	3.700%	CZK	11,530,000	707,509

DENMARK 0.1%

Nordea Kredit Realkreditaktieselsk(b)
01/01/13	2.000%	DKK	3,550,000	685,920

EL SALVADOR 0.1%

El Salvador Government International Bond
Senior Unsecured(b)(c)
01/24/23	7.750%		245,000	278,075

FRANCE 3.7%

EDF SA Senior Unsecured(b)
02/05/18	5.000%	EUR	750,000	1,176,771
France Government Bond OAT(b)
04/25/12	5.000%	EUR	340,000	501,736
04/25/13	4.000%	EUR	5,320,000	7,977,978
10/25/16	5.000%	EUR	2,480,000	4,018,927
10/25/19	3.750%	EUR	1,700,000	2,586,777

Total				16,262,189

	Coupon	Principal
Issuer	Rate	Amount		Value

Foreign Government Obligations(a) (continued)

GERMANY 6.1%

Bayerische Landesbank
Senior Unsecured(b)
04/22/13	1.400%	JPY	170,000,000	$2,238,601
Bundesrepublik Deutschland(b)
01/04/15	3.750%	EUR	1,650,000	2,551,284
07/04/19	3.500%	EUR	3,385,000	5,280,741
07/04/27	6.500%	EUR	3,615,001	7,338,117
07/04/28	4.750%	EUR	1,815,000	3,116,787
07/04/34	4.750%	EUR	3,500,000	6,158,895
Bundesschatzanweisungen(b)
03/15/13	1.500%	EUR	350,000	505,324

Total				27,189,749

GREECE 0.3%

Hellenic Republic Government Bond
Senior Unsecured(b)
03/20/24	4.700%	EUR	1,800,000	1,246,912

INDONESIA 1.6%

Indonesia Government International Bond(b)(c)
Senior Unsecured
01/17/18	6.875%		500,000	590,625
10/12/35	8.500%		190,000	265,288
01/17/38	7.750%		140,000	182,700
Indonesia Treasury Bond(b)
Senior Unsecured
05/15/16	10.750%	IDR	3,620,000,000	499,602
11/15/20	11.000%	IDR	19,540,000,000	2,907,334
07/15/22	10.250%	IDR	18,944,000,000	2,686,857

Total				7,132,406

ITALY 2.4%

Italy Buoni Poliennali Del Tesoro(b)
04/15/12	4.000%	EUR	1,045,000	1,510,269
08/01/15	3.750%	EUR	700,000	960,064
02/01/19	4.250%	EUR	2,245,000	2,966,159
11/01/26	7.250%	EUR	2,786,283	4,425,869
11/01/27	6.500%	EUR	525,000	771,956

Total				10,634,317

JAPAN 10.6%

Development Bank of Japan Government Guaranteed(b)
06/20/12	1.400%	JPY	326,000,000	4,279,126
Japan Government 10-Year Bond(b)
Senior Unsecured
12/20/12	1.000%	JPY	474,000,000	6,228,385
09/20/17	1.700%	JPY	636,000,000	8,851,962
Japan Government 20-Year Bond(b)
Senior Unsecured
03/20/20	2.400%	JPY	105,000,000	1,536,241
12/20/22	1.400%	JPY	696,000,000	9,179,533
12/20/26	2.100%	JPY	636,000,000	8,768,663
09/20/29	2.100%	JPY	240,000,000	3,258,089

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(a) (continued)

JAPAN (CONTINUED)

Japan Government 30-Year Bond(b)
Senior Unsecured
12/20/34	2.400%	JPY	223,000,000	$3,137,879
03/20/39	2.300%	JPY	123,000,000	1,693,224

Total				46,933,102

KAZAKHSTAN 0.1%

KazMunayGas National Co. Senior Unsecured(b)(c)
07/02/18	9.125%		250,000	308,450

KOREA 0.3%

Export-Import Bank of Korea(b)
Senior Unsecured
01/21/14	8.125%		810,000	923,128
01/14/15	5.875%		450,000	495,178

Total				1,418,306

LITHUANIA 0.1%

Lithuania Government International Bond Senior Unsecured(b)(c)
09/14/17	5.125%		510,000	528,336

MALAYSIA 0.7%

Petronas Capital Ltd.(b)(c)
05/22/12	7.000%		500,000	523,688
08/12/19	5.250%		1,980,000	2,190,305
Wakala Global Sukuk Bhd(b)(c)
07/06/16	2.991%		585,000	592,408

Total				3,306,401

MEXICO 1.6%

Mexican Bonos(b)
12/19/13	8.000%	MXN	3,057,600	2,772,745
12/17/15	8.000%	MXN	4,191,260	3,873,130
Mexican Government International Bond Senior Unsecured(b)
09/27/34	6.750%		270,000	324,675

Total				6,970,550

NETHERLANDS 5.4%

Netherlands Government Bond(b)
07/15/12	5.000%	EUR	3,345,000	4,969,751
07/15/13	4.250%	EUR	2,345,000	3,552,326
07/15/16	4.000%	EUR	3,160,000	4,947,440
07/15/20	3.500%	EUR	6,905,000	10,440,401

Total				23,909,918

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(a) (continued)

NEW ZEALAND 0.9%

New Zealand Government Bond Senior Unsecured(b)
04/15/13	6.500%	NZD	4,350,000	$4,017,625

NORWAY 1.1%

Norway Government Bond(b)
05/15/13	6.500%	NOK	23,550,000	4,695,737

PHILIPPINES 0.3%

Philippine Government International Bond Senior Unsecured(b)
01/14/31	7.750%		405,000	524,475
Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b)(c)
05/27/19	7.250%		640,000	771,200

Total				1,295,675

POLAND 1.8%

Poland Government Bond(b)
04/25/13	5.250%	PLN	4,190,000	1,521,941
10/25/17	5.250%	PLN	18,685,000	6,641,428

Total				8,163,369

QATAR 0.2%

Qatar Government International Bond Senior Unsecured(b)(c)
04/09/19	6.550%		350,000	415,831
Qatari Diar Finance QSC Government Guaranteed(b)(c)
07/21/20	5.000%		500,000	530,625

Total				946,456

RUSSIAN FEDERATION 0.4%

AK Transneft OJSC Via TransCapitalInvest Ltd.(b)(c)
08/07/18	8.700%		100,000	123,750
Gazprom OAO Via Gaz Capital SA(b)(c)
Senior Unsecured
11/22/16	6.212%		100,000	109,125
08/16/37	7.288%		230,000	256,450
Russian Foreign Bond - Eurobond(b)(c)(f)
03/31/30	7.500%		947,175	1,132,471

Total				1,621,796

SOUTH AFRICA 0.6%

South Africa Government Bond Senior Unsecured(b)
12/21/14	8.750%	ZAR	15,975,000	2,512,543

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(a) (continued)

SPAIN 0.7%

Spain Government Bond(b)
07/30/17	5.500%	EUR	2,050,000	$2,930,002

SUPRA-NATIONAL 0.2%

European Investment Bank Senior Unsecured(b)
12/07/11	5.500%	GBP	445,000	742,536

SWEDEN 1.2%

Sweden Government Bond(b)
05/05/14	6.750%	SEK	28,870,000	5,167,773

TURKEY 0.2%

Turkey Government International Bond(b)
Senior Unsecured
07/14/17	7.500%		350,000	413,875
03/17/36	6.875%		540,000	595,998

Total				1,009,873

UNITED KINGDOM 4.4%

Network Rail Infrastructure Finance PLC Government Guaranteed(b)
03/07/12	4.875%	GBP	890,000	1,493,402
United Kingdom Gilt(b)
09/07/16	4.000%	GBP	2,340,000	4,263,314
03/07/19	4.500%	GBP	1,715,000	3,214,381
03/07/25	5.000%	GBP	660,000	1,262,610
12/07/27	4.250%	GBP	1,600,000	2,794,879
03/07/36	4.250%	GBP	1,100,000	1,878,055
12/07/38	4.750%	GBP	1,415,000	2,619,233
12/07/49	4.250%	GBP	1,135,000	1,955,641

Total				19,481,515

URUGUAY 0.2%

Uruguay Government International Bond(b)
11/18/22	8.000%		300,000	390,750
Senior Unsecured
03/21/36	7.625%		275,000	352,000

Total				742,750

VENEZUELA 0.5%

Petroleos de Venezuela SA(b)
04/12/17	5.250%		1,190,000	766,360
Venezuela Government International Bond(b)
Senior Unsecured
10/08/14	8.500%		160,000	149,600

	Coupon	Principal
Issuer	Rate	Amount	Value

Foreign Government Obligations(a) (continued)

VENEZUELA (CONTINUED)

Venezuela Government International Bond(b)(c)
Senior Unsecured
02/26/16	5.750%	$620,000	$483,600
05/07/23	9.000%	931,000	668,924

Total			2,068,484

Total Foreign Government Obligations (Cost: $209,624,299)			$238,681,059

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans —%

UNITED STATES —%

Cumulus Media, Inc. 2nd Lien Term Loan(f)(k)(l)
TBD	TBD	$24,000	$24,030

Total Senior Loans (Cost: $24,150)			$24,030

Shares	Value

Money Market Fund 3.2%

Columbia Short-Term Cash Fund, 0.162%(m)(n) 14,161,215	$14,161,215

Total Money Market Fund (Cost: $14,161,215)	$14,161,215

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.4%

Repurchase Agreements 1.4%

Citibank NA dated 07/29/11, matures 08/01/11, repurchase price $2,000,037(o)
	0.220%	$2,000,000	$2,000,000
Deutsche Bank AG dated 07-29-11, matures 08-01-11 repurchase price $4,191,852(o)
	0.250%	4,191,765	4,191,765

Total			6,191,765

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $6,191,765)			$6,191,765

Total Investments (Cost: $399,157,201)(q)			$439,018,362	(r)
Other Assets & Liabilities, Net			3,730,194

Net Assets			$442,748,556

Investments in Derivatives
Futures Contracts Outstanding at July 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
Australian Government Bond, 10-year	(278)	(29,073,594)	Sept. 2011	$—	$(72,136)
Euro-Bobl, 5-year	(24)	(4,121,372)	Sept. 2011	—	(122,077)
Euro-Bund, 10-year	(20)	(3,746,284)	Sept. 2011	—	(167,114)
Japanese Government Bond, 10-year	7	12,896,149	Sept. 2011	112,829	—
United Kingdom Long GILT, 10-year	163	33,468,649	Sept. 2011	870,636	—
United Kingdom Short GILT, 2-year	(50)	(8,846,601)	Sept. 2011	—	(18,592)
U.S. Treasury Long Bond, 20-year	(12)	(1,537,500)	Sept. 2011	—	(27,706)
U.S. Treasury Note, 2-year	(168)	(36,946,876)	Oct. 2011	—	(81,709)
U.S. Treasury Note, 5-year	265	32,183,007	Oct. 2011	220,519	—
U.S. Treasury Note, 10-year	(135)	(16,967,813)	Sept. 2011	—	(324,873)
U.S. Treasury Ultra Bond, 30-year	1	131,938	Sept. 2011	2,686	—

Total				$1,206,670	$(814,207)

Forward Foreign Currency Exchange Contracts Open at July 31, 2011

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	Received	Appreciation	Depreciation

HSBC Securities (USA), Inc.	Aug. 3, 2011	42,813,000	51,559,361	$—	$(2,838,405)
		(CHF)	(USD)

Goldman Sachs & Co.	Aug. 3, 2011	13,077,000	21,289,879	—	(175,151)
		(GBP)	(USD)

Deutsche Bank	Aug. 3, 2011	2,498,224,000	31,909,874	—	(541,364)
		(JPY)	(USD)

Barclays Bank PLC	Aug. 3, 2011	21,291,867	20,142,000	—	(211,179)
		(USD)	(CAD)

HSBC Securities (USA), Inc.	Aug. 3, 2011	51,978,191	288,346,000	1,571,615	—
		(USD)	(NOK)

State Street Bank & Trust Co.	Aug. 3, 2011	31,388,901	36,908,000	1,047,297	—
		(USD)	(NZD)

J.P Morgan Securities, Inc.	Aug. 4, 2011	6,945,779	563,834,000	378,370	—
		(USD)	(JPY)

J.P Morgan Securities, Inc.	Aug. 5, 2011	2,626,188	31,150,000	26,989	—
		(USD)	(MXN)

Goldman Sachs & Co.	Aug. 10, 2011	3,935,241	3,631,000	49,235	—
		(USD)	(AUD)

Goldman Sachs & Co.	Aug. 10, 2011	3,938,885	21,346,000	23,648	—
		(USD)	(NOK)

Goldman Sachs & Co.	Aug. 10, 2011	3,944,585	4,556,000	57,472	—
		(USD)	(NZD)

Goldman Sachs & Co.	Aug. 10, 2011	3,939,767	24,973,000	27,897	—
		(USD)	(SEK)

Barclays Bank PLC	Aug. 11, 2011	2,188,000	2,437,286	—	(89,720)
		(GBP)	(EUR)

UBS Securities	Aug. 11, 2011	4,071,000	3,373,719	—	(202,060)
		(NZD)	(USD)

HSBC Securities (USA), Inc.	Aug. 12, 2011	5,140,322	4,982,000	72,793	—
		(USD)	(CAD)

Citigroup Global Markets, Inc.	Aug. 15, 2011	1,891,622	5,690,000	23,567	—
		(USD)	(MYR)

Citigroup Global Markets, Inc.	Aug. 19, 2011	2,358,936	2,500,000,000	9,317	—
		(USD)	(KRW)

HSBC Securities (USA), Inc.	Aug. 22, 2011	3,271,000	3,490,484	—	(92,810)
		(AUD)	(USD)

Standard Chartered Bank	Aug. 22, 2011	5,154,584	229,946,000	29,476	—
		(USD)	(INR)

State Street Bank & Trust Co.	Aug. 23, 2011	8,763,000	12,440,743	—	(144,920)
		(EUR)	(USD)

Goldman Sachs & Co.	Aug. 26, 2011	14,952,000	4,391,834	28,768	—
		(ILS)	(USD)

State Street Bank & Trust Co.	Aug. 26, 2011	14,970,000	8,968,314	148,718	—
		(TRY)	(USD)

Standard Chartered Bank	Aug. 26, 2011	253,713,000	8,780,516	—	(19,583)
		(TWD)	(USD)

Barclays Bank PLC	Aug. 26, 2011	8,562,920	13,514,000	95,494	—
		(USD)	(BRL)

Citigroup Global Markets, Inc.	Aug. 26, 2011	8,765,795	4,052,939,000	63,344	—
		(USD)	(CLP)

Standard Chartered Bank	Aug. 26, 2011	4,368,965	4,633,724,000	18,287	—
		(USD)	(KRW)

Barclays Bank PLC	Sept. 1, 2011	1,719,032	1,054,000	10,507	—
		(USD)	(GBP)

Total				$3,682,794	$(4,315,192)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents a foreign security. At July 31, 2011, the value of foreign securities, excluding short-term securities, represented 63.93% of net assets.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $36,960,687 or 8.35% of net assets.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	At July 31, 2011, security was partially or fully on loan.
(f)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2011.
(g)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.
(h)	At July 31, 2011, investments in securities included securities valued at $765,026 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(i)	Zero coupon bond.
(j)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’ an interest payment is made equal to 0.012225 of the difference.
(k)	Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
(m)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2011.
(n)	Investments in affiliates during the period ended July 31, 2011:

			Sales Cost/			Dividends or
			Proceeds from	Realized		Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$10,951,314	$21,377,888	$(18,167,987)	$—	$14,161,215	$3,099	$14,161,215
(o)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Citibank NA (0.220%)

Security Description	Value

Fannie Mae Pool	$1,421,517
Freddie Mac Gold Pool	618,483

Total Market Value of Collateral Securities	$2,040,000

Deutsche Bank AG (0.250%)

Security Description	Value

Fannie Mae REMICS	$663,128
Freddie Mac REMICS	1,785,649
Government National Mortgage Association	1,826,823

Total Market Value of Collateral Securities	$4,275,600

(p)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The rate disclosed represents yield based upon the estimated timing and amount of future cash flows at July 31, 2011.
(q)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $399,157,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$43,287,000
Unrealized Depreciation	(3,426,000)

Net Unrealized Appreciation	$39,861,000

(r)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
IO	Interest Only
PIK	Payment-in-Kind
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes
Electric	$—	$22,399,016	$98,673	$22,497,689
Life Insurance	—	1,894,397	1,279,470	3,173,867
All Other Industries	—	108,908,116	—	108,908,116
Residential Mortgage-Backed Securities — Agency	—	22,097,070	—	22,097,070
Residential Mortgage-Backed Securities — Non-Agency	—	827,568	—	827,568
Commercial Mortgage-Backed Securities — Non-Agency	—	9,425,842	—	9,425,842
Asset-Backed Securities — Non-Agency	—	3,708,969	—	3,708,969
Inflation-Indexed Bonds	—	3,643,718	—	3,643,718
U.S. Treasury Obligations	3,928,452	—	—	3,928,452
U.S. Government Agency Obligations	—	1,749,002	—	1,749,002
Foreign Government Obligations	—	238,681,059	—	238,681,059

Total Bonds	3,928,452	413,334,757	1,378,143	418,641,352

Other
Senior Loans	—	24,030	—	24,030
Affiliated Money Market Fund(c)	14,161,215	—	—	14,161,215
Investments of Cash Collateral Received for Securities on Loan	—	6,191,765	—	6,191,765

Total Other	14,161,215	6,215,795	—	20,377,010

Investments in Securities	18,089,667	419,550,552	1,378,143	439,018,362
Derivatives(d)
Assets
Futures Contracts	1,206,670	—	—	1,206,670
Forward Foreign Currency Exchange Contracts	—	3,682,794	—	3,682,794
Liabilities
Futures Contracts	(814,207)	—	—	(814,207)
Forward Foreign Currency Exchange Contracts	—	(4,315,192)	—	(4,315,192)

Total	$18,482,130	$418,918,154	$1,378,143	$438,778,427

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and notes classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)	There were no significant transfers between Levels 1 and 2 during the period.
(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.
(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Asset-Backed
	Corporate	Securities -
	Bonds & Notes	Non-Agency	Total

Balance as of October 31, 2010	$1,193,364	$1,798,579	$2,991,943
Accrued discounts/premiums	54,863	—	54,863
Realized gain (loss)	(109)	—	(109)
Change in unrealized appreciation (depreciation)*	31,652	—	31,652
Sales	(17,097)	—	(17,097)
Purchases	(20,235)	—	(20,235)
Transfers into Level 3	135,705	—	135,705
Transfers out of Level 3	—	(1,798,579)	(1,798,579)

Balance as of July 31, 2011	$1,378,143	$—	$1,378,143

Financial Assets were transferred from Level 2 to Level 3 due to utilizing single market quotations from broker dealers. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.
Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

*	Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2011 was $31,652, which is comprised of Corporate Bonds & Notes.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Global Equity Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%

AUSTRALIA 1.5%

Atlas Iron Ltd.(a)(b)(c)	637,844	$2,833,571
CSL Ltd.(b)(c)	81,521	2,748,201
Iluka Resources Ltd.(b)	103,752	2,022,603

Total		7,604,375

BELGIUM 0.4%

Ageas(b)	883,413	1,811,160

BRAZIL 2.8%

Cia Energetica de Minas Gerais, ADR(b)	195,486	3,772,880
Itaú Unibanco Holding SA, ADR(b)	176,268	3,590,579
MRV Engenharia e Participacoes SA(b)	282,900	2,081,368
Multiplan Empreendimentos Imobiliarios SA(b)	155,400	3,416,926
Totvs SA(b)	98,300	1,705,045

Total		14,566,798

CANADA 1.3%

Barrick Gold Corp.(b)	47,068	2,239,025
CGI Group, Inc., Class A(a)(b)	214,500	4,611,261

Total		6,850,286

CHINA 0.8%

AsiaInfo-Linkage, Inc.(a)	129,024	1,971,487
Focus Media Holding Ltd., ADR(a)(b)	72,281	2,377,322

Total		4,348,809

CYPRUS 0.6%

ProSafe SE (b)	394,894	2,936,660

DENMARK 0.7%

FLSmidth & Co. A/S(b)(c)	48,349	3,749,236

FRANCE 3.8%

Cie Generale des Etablissements Michelin, Class B(b)	45,225	3,797,861
Euler Hermes SA(b)	44,278	3,887,716
PPR(b)	15,214	2,811,686
Renault SA(b)	98,284	5,243,947
Schneider Electric SA(b)	28,988	4,189,188

Total		19,930,398

GERMANY 4.0%

Bayerische Motoren Werke AG(b)	87,654	8,762,933
Kabel Deutschland Holding AG(a)(b)	75,040	4,223,783

Issuer	Shares	Value

Common Stocks (continued)

GERMANY (CONTINUED)

Linde AG(b)	28,081	$5,032,354
MTU Aero Engines Holding AG(b)	35,596	2,627,901

Total		20,646,971

HONG KONG 2.8%

Champion REIT(b)(c)	3,443,770	1,898,926
Great Eagle Holdings Ltd.(b)	1,354,377	4,460,399
Hongkong & Shanghai Hotels (The)(b)	1,522,000	2,402,801
Sun Hung Kai Properties Ltd.(b)	369,000	5,608,420

Total		14,370,546

INDIA 1.0%

State Bank of India, GDR(b)(d)	44,971	4,982,787

INDONESIA 1.2%

PT Bank Rakyat Indonesia Persero Tbk(b)	6,872,000	5,562,623
PT Indocement Tunggal Prakarsa Tbk(b)	421,500	765,178

Total		6,327,801

IRELAND 0.9%

Accenture PLC, Class A(b)	79,413	4,696,485

ITALY 1.9%

Prysmian SpA(b)	340,000	6,293,003
Tod’s SpA(b)	24,721	3,308,005

Total		9,601,008

JAPAN 9.0%

Asahi Group Holdings Ltd.(b)	325,800	6,894,032
Canon, Inc.(b)	111,100	5,356,297
Hoya Corp.(b)(c)	203,300	4,933,830
Komatsu Ltd.(b)	160,500	5,010,549
Makita Corp.(b)	114,000	5,363,173
Nippon Electric Glass Co., Ltd.(b)	298,000	3,749,655
THK Co., Ltd.(b)(c)	186,500	4,835,075
Ushio, Inc.(b)(c)	159,200	2,994,308
Yamada Denki Co., Ltd.(b)	91,020	7,287,516

Total		46,424,435

KOREA 4.1%

Hyundai Department Store Co., Ltd.(b)	24,362	4,249,365
Hyundai Home Shopping Network Corp.(b)	25,391	3,574,255
Kangwon Land, Inc.(b)	102,860	2,925,916

Issuer	Shares	Value

Common Stocks (continued)

KOREA (CONTINUED)

Samsung Electronics Co., Ltd.(b)	7,014	$5,616,549
Shinhan Financial Group Co., Ltd.(b)	99,907	4,785,789

Total		21,151,874

NETHERLANDS 3.0%

ASML Holding NV(b)	66,916	2,383,807
Fugro NV-CVA(b)	96,955	7,473,892
ING Groep NV-CVA(a)(b)	551,574	5,918,932

Total		15,776,631

PANAMA 0.8%

Copa Holdings SA, Class A(b)	66,859	4,386,619

POLAND 0.7%

KGHM Polska Miedz SA(b)	56,596	3,873,535

RUSSIAN FEDERATION 0.5%

Sberbank of Russia ADR(a)(b)	184,604	2,759,830

SINGAPORE 1.1%

DBS Group Holdings Ltd.(b)(c)	258,104	3,326,134
Mapletree Industrial Trust(b)(c)	2,182,000	2,215,671

Total		5,541,805

SOUTH AFRICA 1.2%

MTN Group Ltd.(b)	288,104	6,232,660

SWITZERLAND 6.1%

Credit Suisse Group AG(a)(b)	98,746	3,550,168
Nestlé SA, Registered Shares(b)	37,703	2,401,740
Novartis AG, Registered Shares(b)	118,055	7,237,018
Swatch Group AG (The)(b)	14,153	7,675,523
TE Connectivity Ltd.(b)	100,856	3,472,472
Tyco International Ltd.(b)	82,717	3,663,536
Xstrata PLC(b)	167,581	3,535,687

Total		31,536,144

TAIWAN 0.8%

Taiwan Semiconductor Manufacturing Co., Ltd.(b)	1,663,000	4,132,805

UNITED KINGDOM 10.1%

3i Group PLC(b)	647,378	2,844,251
Aggreko PLC(a)(b)	131,187	4,154,638
BG Group PLC(b)	361,768	8,529,246

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

Burberry Group PLC(b)	263,429	$6,440,103
Chemring Group PLC(a)(b)	257,207	2,313,159
Intercontinental Hotels Group PLC(b)	164,455	3,245,112
Rio Tinto PLC(b)	112,684	7,954,226
Tullow Oil PLC(b)	197,994	3,977,680
Ultra Electronics Holdings PLC(b)	98,851	2,552,336
Vodafone Group PLC(b)	2,113,882	5,928,076
Weir Group PLC (The)(b)	130,905	4,543,138

Total		52,481,965

UNITED STATES 38.2%

Advance Auto Parts, Inc.	64,251	3,531,878
Aetna, Inc.	163,399	6,779,425
American Express Co.	92,456	4,626,498
Apple, Inc.(a)	31,217	12,189,614
Citigroup, Inc.	113,796	4,362,939
Cliffs Natural Resources, Inc.	47,913	4,303,546
Cloud Peak Energy, Inc.(a)	175,459	3,912,736
Coinstar, Inc.(a)	56,601	2,765,525
Crown Castle International Corp.(a)	69,819	3,030,145
Dell, Inc.(a)	272,332	4,422,672
Devon Energy Corp.	55,629	4,378,002
Dresser-Rand Group, Inc.(a)	95,475	5,100,275
Flowserve Corp.	31,989	3,179,067
Google, Inc., Class A(a)	11,631	7,021,518
Guess?, Inc.	68,000	2,592,160
Hartford Financial Services Group, Inc.	139,968	3,278,051
Henry Schein, Inc.(a)	96,642	6,422,827
International Business Machines Corp.	50,778	9,233,979
JPMorgan Chase & Co.	178,054	7,202,284
Laboratory Corp. of America Holdings(a)	69,065	6,268,339
Marathon Oil Corp.	137,726	4,265,374
Marathon Petroleum Corp.(a)	140,160	6,137,606
McDonald’s Corp.	90,895	7,860,600
Micron Technology, Inc.(a)	463,003	3,412,332
Microsoft Corp.	191,770	5,254,498
Oracle Corp.	230,982	7,063,430
PepsiCo, Inc.	91,557	5,863,310
QUALCOMM, Inc.	88,426	4,843,976
Sirona Dental Systems, Inc.(a)	121,316	6,136,163
Thermo Fisher Scientific, Inc.(a)	111,885	6,723,170
Tidewater, Inc.	95,368	5,182,297
Tiffany & Co.	53,848	4,285,762
Union Pacific Corp.	61,232	6,275,055
Walt Disney Co. (The)	143,948	5,559,272
Waste Connections, Inc.	175,433	5,655,960

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)

WESCO International, Inc.(a)	69,244	$3,509,978
World Fuel Services Corp.	142,326	5,355,727

Total		197,985,990

Total Common Stocks (Cost: $441,235,949)		$514,707,613

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.9%

Repurchase Agreements 2.9%

Credit Suisse Securities (USA) LLC dated 07/29/11, matures 08/01/11, repurchase price $4,803,905(e)
	0.180%	$4,803,833	$4,803,833

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

G.X. Clarke and Company dated 07/29/11, matures 08/01/11, repurchase price $5,000,088(e)
	0.210%	$5,000,000	$5,000,000
Pershing LLC dated 07/29/11, matures 08/01/11, repurchase price $5,000,088(e)
	0.210%	5,000,000	5,000,000

Total			14,803,833

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $14,803,833)			$14,803,833

Total Investments(f)
(Cost: $456,039,782)(g)			$529,511,446	(h)

Other Assets & Liabilities, Net			(11,423,339)

Net Assets			$518,088,107

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2011:

	Percentage of Net
Industry	Assets	Value

Aerospace & Defense	1.4%	$7,493,396
Airlines	0.8	4,386,619
Auto Components	0.7	3,797,861
Automobiles	2.8	14,006,880
Beverages	2.5	12,757,342
Biotechnology	0.5	2,748,201
Capital Markets	1.2	6,394,419
Chemicals	1.0	5,032,354
Commercial Banks	4.9	25,007,741
Commercial Services & Supplies	1.9	9,810,597
Communications Equipment	0.9	4,843,976
Computers & Peripherals	3.2	16,612,286
Construction & Engineering	0.7	3,749,236
Construction Materials	0.1	765,179
Consumer Finance	0.9	4,626,498
Diversified Consumer Services	0.5	2,765,525
Diversified Financial Services	3.4	17,484,155
Electric Utilities	0.7	3,772,880
Electrical Equipment	2.6	13,476,499
Electronic Equipment, Instruments & Components	2.3	12,155,958
Energy Equipment & Services	4.0	20,693,124
Food Products	0.4	2,401,741
Health Care Equipment & Supplies	1.2	6,136,163
Health Care Providers & Services	3.7	19,470,591
Hotels, Restaurants & Leisure	3.1	16,434,428
Household Durables	0.4	2,081,368
Industrial Conglomerates	0.7	3,663,536
Insurance	1.7	8,976,926
Internet & Catalog Retail	0.7	3,574,255
Internet Software & Services	1.3	7,021,518
IT Services	3.6	18,541,726
Life Sciences Tools & Services	1.3	6,723,170
Machinery	4.5	22,931,001
Media	2.3	12,160,377
Metals & Mining	5.3	26,762,192
Multiline Retail	1.5	7,061,051
Office Electronics	1.0	5,356,297
Oil, Gas & Consumable Fuels	7.0	36,556,372
Pharmaceuticals	1.4	7,237,018
Real Estate Investment Trusts (REITs)	0.8	4,114,598
Real Estate Management & Development	2.7	13,485,745
Road & Rail	1.2	6,275,055
Semiconductors & Semiconductor Equipment	3.0	15,545,493
Software	3.1	15,994,460
Specialty Retail	3.6	17,697,316
Textiles, Apparel & Luxury Goods	3.3	17,423,631
Trading Companies & Distributors	0.6	3,509,978
Wireless Telecommunication Services	2.9	15,190,881
Other(1)	2.9	14,803,833

Total		$529,511,446

(1)	Cash & Cash Equivalents.
Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	Represents a foreign security. At July 31, 2011, the value of foreign securities, excluding short-term securities, represented 60.75% of net assets.
(c)	At July 31, 2011, security was partially or fully on loan.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $4,982,787 or 0.96% of net assets.
(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Credit Suisse Securities (USA) LLC (0.180%)

Security Description	Value

United States Treasury Note/Bond	$4,899,917

Total Market Value of Collateral Securities	$4,899,917

G.X. Clarke and Company (0.210%)

Security Description	Value

Fannie Mae Discount Notes	$11,479
Fannie Mae Interest Strip	2,827
Federal Farm Credit Bank	886,319
Federal Home Loan Bank Discount Notes	14,897
Federal Home Loan Banks	1,682,975
Federal Home Loan Mortgage Corp	748,372
Federal National Mortgage Association	949,839
Freddie Mac Discount Notes	9,075
Freddie Mac Strips	17,110
International Bank for Reconstruction & Development	3,947
Resolution Funding Corp Interest Strip	439
Tennessee Valley Authority	46,725
Tennessee Valley Authority Generic Strip	225
United States Treasury Inflation Indexed Bonds	105,229
United States Treasury Note/Bond	513,147
United States Treasury Strip Coupon	71,708
United States Treasury Strip Principal	35,736

Total Market Value of Collateral Securities	$5,100,049

Pershing LLC (0.210%)

Security Description	Value

Fannie Mae REMICS	$1,130,310
Fannie Mae Whole Loan	9,954
Freddie Mac Reference REMIC	106,413
Freddie Mac REMICS	3,454,042
Government National Mortgage Association	399,281

Total Market Value of Collateral Securities	$5,100,000

(f)	Investments in affiliates during the period ended July 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$1,107,766	$123,501,592	$(124,609,358)	$—	$—	$5,667	$—
(g)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $456,040,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$81,746,000
Unrealized Depreciation	(8,275,000)

Net Unrealized Appreciation	$73,471,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated April 30, 2011.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$31,053,886	$65,948,805	$—	$97,002,691
Consumer Staples	5,863,310	9,295,772	—	15,159,082
Energy	34,332,018	22,917,478	—	57,249,496
Financials	26,477,277	53,612,806	—	80,090,083
Health Care	32,329,924	9,985,219	—	42,315,143
Industrials	26,670,215	48,625,703	—	75,295,918
Information Technology	69,898,770	26,172,943	—	96,071,713
Materials	6,542,571	26,017,155	—	32,559,726
Telecommunication Services	3,030,145	12,160,736	—	15,190,881
Utilities	3,772,880	—	—	3,772,880

Total Equity Securities	239,970,996	274,736,617	—	514,707,613

Other
Investments of Cash Collateral Received for Securities on Loan	—	14,803,833	—	14,803,833

Total	$239,970,996	$289,540,450	$—	$529,511,446

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.
(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $176,248,258. All foreign securities subject to fair value procedures by the pricing service are classified as Level 2.

Portfolio of Investments
Columbia Global Extended Alpha Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 85.9%

AUSTRALIA 0.7%

Iluka Resources Ltd.(a)	5,000	$97,473

BRAZIL 1.4%

Cia Energetica de Minas Gerais, ADR(a)	6,000	115,800
MRV Engenharia e Participacoes SA(a)	10,000	73,573

Total		189,373

CANADA 7.2%

CGI Group, Inc., Class A(a)(b)	11,500	247,224
Fairfax Financial Holdings Ltd.(a)	500	196,766
MacDonald, Dettwiler & Associates Ltd.(a)	3,400	188,495
Onex Corp.(a)	3,700	138,714
Progressive Waste Solutions Ltd.(a)	8,500	191,505

Total		962,704

CHINA 1.1%

AsiaInfo-Linkage, Inc.(a)(b)	9,595	146,612

CYPRUS 1.5%

ProSafe SE(a)	26,500	197,069

DENMARK 0.8%

FLSmidth & Co. A/S(a)	1,350	104,686

FRANCE 3.9%

Euler Hermes SA(a)	1,000	87,802
PPR(a)	500	92,404
Renault SA(a)	2,300	122,717
Schneider Electric SA(a)	1,500	216,772

Total		519,695

GERMANY 6.1%

Bayerische Motoren Werke AG(a)	2,000	199,943
Kabel Deutschland Holding AG(a)(b)	2,500	140,718
Linde AG(a)	1,390	249,100
MTU Aero Engines Holding AG(a)	3,099	228,786

Total		818,547

HONG KONG 1.5%

Great Eagle Holdings Ltd.(a)	60,359	198,782

Issuer	Shares	Value

Common Stocks (continued)

INDIA 1.7%

State Bank of India, GDR(a)(c)	1,010	$111,908
Union Bank of India(a)	19,085	124,443

Total		236,351

INDONESIA 1.3%

PT Bank Rakyat Indonesia Persero Tbk(a)	210,000	169,987

IRELAND 1.6%

Accenture PLC, Class A(a)	3,596	212,667

ITALY 1.2%

Prysmian SpA(a)	9,000	166,579

JAPAN 7.7%

Asahi Group Holdings Ltd.(a)	9,800	207,371
Canon, Inc.(a)	4,000	192,846
Komatsu Ltd.(a)	5,000	156,092
Makita Corp.(a)	3,500	164,659
Ushio, Inc.(a)(d)	5,800	109,089
Yamada Denki Co., Ltd.(a)	2,600	208,169

Total		1,038,226

KOREA 2.2%

Hyundai Home Shopping Network Corp.(a)	2,125	299,133

MEXICO 0.8%

America Movil SAB de CV, Class L, ADR(a)	4,000	103,200

NETHERLANDS 1.4%

Fugro NV-CVA(a)	2,500	192,715

SINGAPORE 0.4%

Mapletree Industrial Trust(a)(d)	51,000	51,787

SOUTH AFRICA 1.7%

MTN Group Ltd.(a)	10,750	232,559

SWITZERLAND 3.3%

TE Connectivity Ltd.(a)	7,549	259,912
Tyco International Ltd.(a)	4,103	181,722

Total		441,634

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM 6.3%

BG Group PLC(a)	4,474	$105,482
Intercontinental Hotels Group PLC(a)	12,000	237,240
Tullow Oil PLC(a)	5,300	106,476
Vodafone Group PLC(a)	90,885	254,874
Weir Group PLC (The)(a)	4,000	138,822

Total		842,894

UNITED STATES 32.1%

Advance Auto Parts, Inc.	4,000	219,880
BPZ Resources, Inc.(b)	10,000	36,200
Cloud Peak Energy, Inc.(b)	3,475	77,493
Coca-Cola Co. (The)	4,783	325,292
Colgate-Palmolive Co.	2,146	181,079
Crown Castle International Corp.(b)	3,700	160,580
Dresser-Rand Group, Inc.(b)	2,820	150,644
Flowserve Corp.	1,350	134,163
Guess?, Inc.	2,830	107,880
Halliburton Co.	3,338	182,689
Hartford Financial Services Group, Inc.	5,045	118,154
Interpublic Group of Companies, Inc. (The)	10,000	98,100
KLA-Tencor Corp.	3,000	119,460
Laboratory Corp. of America Holdings(b)	2,620	237,791
Limited Brands, Inc.	4,000	151,440
Lockheed Martin Corp.	1,318	99,812
McDonald’s Corp.	4,500	389,160
Roper Industries, Inc.	2,200	179,586
Thermo Fisher Scientific, Inc.(b)	4,790	287,831
Tidewater, Inc.	1,517	82,434
Time Warner Cable, Inc.	3,400	249,254
Union Pacific Corp.	2,300	235,704
Waste Connections, Inc.	7,200	232,128
WESCO International, Inc.(b)	1,250	63,363
World Fuel Services Corp.	5,196	195,525

Total		4,315,642

Total Common Stocks (Cost: $10,154,840)		$11,538,315

Issuer	Shares	Value

Limited Partnerships 1.3%

UNITED STATES 1.3%

Blackstone Group LP(e)	10,500	$174,405

Total Limited Partnerships (Cost: $128,897)		$174,405

	Shares	Value

Money Market Fund 10.3%

Columbia Short-Term Cash Fund,
0.162%(f)(g)	1,381,109	$1,381,109

Total Money Market Fund (Cost: $1,381,109)		$1,381,109

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.9%

Repurchase Agreements 0.9%

Credit Suisse Securities (USA) LLC
dated 07/29/11, matures 08/01/11,
repurchase price $123,419(h)
	0.180%	$123,418	$123,418

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $123,418)			$123,418

Total Investments (Cost: $11,788,264) (i)			$13,217,247	(j)

Other Assets & Liabilities, Net			216,566

Net Assets			$13,433,813

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2011:

	Percentage of Net
Industry	Assets	Value

Aerospace & Defense	2.4%	$328,598
Automobiles	2.4	322,660
Banking	1.3	174,405
Beverages	4.0	532,663
Chemicals	1.9	249,100
Commercial Banks	3.0	406,338
Commercial Services & Supplies	3.2	423,633
Construction & Engineering	0.8	104,686
Diversified Financial Services	1.0	138,714
Electric Utilities	0.9	115,800
Electrical Equipment	5.0	672,026
Electronic Equipment, Instruments & Components	1.9	259,912
Energy Equipment & Services	6.0	805,552
Health Care Providers & Services	1.8	237,790
Hotels, Restaurants & Leisure	4.7	626,400
Household Durables	0.5	73,573
Household Products	1.3	181,079
Industrial Conglomerates	1.4	181,722
Insurance	3.0	402,722
Internet & Catalog Retail	2.2	299,133
IT Services	3.4	459,890
Life Sciences Tools & Services	2.1	287,831
Machinery	4.4	593,736
Media	3.6	488,072
Metals & Mining	0.7	97,473
Multiline Retail	0.7	92,405
Office Electronics	1.4	192,846
Oil, Gas & Consumable Fuels	3.9	521,176
Real Estate Investment Trusts (REITs)	0.4	51,787
Real Estate Management & Development	1.5	198,782
Road & Rail	1.8	235,704
Semiconductors & Semiconductor Equipment	0.9	119,460
Software	2.5	335,107
Specialty Retail	5.1	687,369
Trading Companies & Distributors	0.5	63,363
Wireless Telecommunication Services	5.6	751,213
Other(1)	11.2	1,504,527

Total		$13,217,247

(1)	Cash & Cash Equivalents.

Investments in Derivatives
Portfolio Swap(1) Outstanding at July 31, 2011
		Next	Net Unrealized
Counterparty	Description	Reset Date	Appreciation
UBS	The Fund receives (pays) the total return on a custom basket of long (short) equity positions and pays (receives) a floating rate based on the 1-day LIBOR which is denominated in various foreign currencies based on the local currencies of the securities underlying the custom basket.	August 8, 2011	$112,739

Total			$112,739

Summary of Portfolio Swap Exposure by Industry
The following table represents the exposure of the custom basket of equity securities underlying the portfolio swap by industry classifications as a percentage of net assets at July 31, 2011:

	Percentage of	Value
	Net Assets	Long	Short	Net

Aerospace & Defense	1.5%	$207,100	$—	$207,100
Auto Components	3.0	396,000	—	396,000
Capital Markets	(1.2)	—	(162,147)	(162,147)
Construction & Engineering	(1.7)	—	(224,935)	(224,935)
Construction Materials	(1.4)	—	(187,980)	(187,980)
Computers & Peripherals	2.6	351,432	—	351,432
Diversified Financial Services	2.4	320,291	—	320,291
Electrical Equipment	(0.5)	—	(66,139)	(66,139)
Health Care Equipment & Supplies	0.9	230,139	(114,782)	115,357
Health Care Providers & Services	0.9	119,628	—	119,628
Hotels, Restaurants & Leisure	(0.8)	181,320	(292,594)	(111,274)
IT Services	4.9	654,660	—	654,660
Machinery	1.4	186,618	—	186,618
Media	(0.9)	—	(120,505)	(120,505)
Multi-Utilities	(0.8)	—	(105,200)	(105,200)
Oil, Gas & Consumable Fuels	0.1	112,028	(95,432)	16,596
Real Estate Investment Trusts (REITs)	(2.3)	—	(308,337)	(308,337)
Road & Rail	(0.9)	—	(120,846)	(120,846)
Semiconductors & Semiconductor Equipment	0.9	123,600	—	123,600
Software	2.7	366,960	—	366,960
Specialty Retail	1.1	151,221	—	151,221
Textiles, Apparel & Luxury Goods	2.0	271,162	—	271,162
U.S. Large Cap	(9.6)	—	(1,290,500)	(1,290,500)
Water Utilities	(0.8)	—	(105,750)	(105,750)
Other(2)	(2.7)	(362,545)	(1,728)	(364,273)

Total	0.8%	$3,309,614	$(3,196,875)	$112,739

(1)	The Fund has entered into a portfolio swap agreement. A portfolio swap allows the Fund to obtain exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the agreement, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket. That is, one party agrees to pay another party the return on the basket in return for a specified interest rate. The agreement allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional security positions at its discretion.
(2)	Cash Equivalents.
The notional amounts of the security positions held in the basket are not recorded in the financial statements. The portfolio swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received or made are recorded as realized gains (losses).
Notes to Portfolio of Investments

(a)	Represents a foreign security. At July 31, 2011, the value of foreign securities, excluding short-term securities, represented 53.76% of net assets.
(b)	Non-income producing.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the value of these securities amounted to $111,908 or 0.83% of net assets.
(d)	At July 31, 2011, security was partially or fully on loan.
(e)	At July 31, 2011, there was no capital committed to the LLC or LP for future investment.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(g)	Investments in affiliates during the period ended July 31, 2011:

			Sales Cost/
			Proceeds from	Realized		Dividends or
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Interest Income	Value

Columbia Short-Term Cash Fund	$515,048	$4,821,918	$(3,955,857)	$—	$1,381,109	$803	$1,381,109
(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Credit Suisse Securities (USA) LLC (0.180%)

Security Description	Value

United State Treasury Note/Bond	$125,886

Total Market Value of Collateral Securities	$125,886

(i)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $11,788,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,217,000
Unrealized Depreciation	(11,788,000)

Net Unrealized Appreciation	$1,429,000

(j)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated April 30, 2011.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$1,526,526	$1,063,085	$—	$2,589,611
Consumer Staples	506,371	207,371	—	713,742
Energy	724,985	601,743	—	1,326,728
Financials	453,634	744,708	—	1,198,342
Health Care	525,622	—	—	525,622
Industrials	1,317,983	1,285,485	—	2,603,468
Information Technology	1,174,370	192,846	—	1,367,216
Materials	—	346,573	—	346,573
Telecommunication Services	263,780	487,433	—	751,213
Utilities	115,800	—	—	115,800

Total Equity Securities	6,609,071	4,929,244	—	11,538,315

Other
Limited Partnerships	174,405	—	—	174,405
Affiliated Money Market Fund(c)	1,381,109	—	—	1,381,109
Investments of Cash Collateral Received for Securities on Loan	—	123,418	—	123,418

Total Other	1,555,514	123,418	—	1,678,932

Investments in Securities	8,164,585	5,052,662	—	13,217,247
Derivatives(d)
Assets
Swap Contracts	—	112,739	—	112,739

Total	$8,164,585	$5,165,401	$—	$13,329,986

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.
(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $2,571,741. All foreign securities subject to fair value procedures by the pricing service are classified as Level 2.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Multi-Advisor International Value Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%

AUSTRALIA 4.2%

Alumina Ltd.(a)	453,779	$1,080,207
Australia & New Zealand Banking Group Ltd.(a)	34,700	793,146
Caltex Australia Ltd.(a)	19,471	227,711
Commonwealth Property Office Fund(a)	2,363,476	2,469,110
David Jones Ltd.(a)(b)	263,444	866,727
Fairfax Media Ltd.(a)(b)	845,600	816,770
Incitec Pivot Ltd.(a)	51,070	221,234
Monadelphous Group Ltd.(a)	34,739	729,880
National Australia Bank Ltd.(a)	128,021	3,370,689
Newcrest Mining Ltd.(a)(b)	48,735	2,125,193
OneSteel Ltd.(a)	525,400	1,016,943
Telstra Corp., Ltd.(a)	324,800	1,065,432
Transfield Services Ltd.(a)	603,562	2,214,002

Total		16,997,044

AUSTRIA 0.4%

OMV AG(a)	40,200	1,602,462

BELGIUM 1.4%

Belgacom SA(a)	65,432	2,282,389
Delhaize Group SA(a)	22,999	1,656,328
KBC Groep NV(a)(b)	45,599	1,608,969

Total		5,547,686

BERMUDA 0.4%

Axis Capital Holdings Ltd.(a)	50,739	1,617,052

BRAZIL 0.9%

Banco do Brasil SA(a)	31,200	526,890
Centrais Eletricas Brasileiras SA, ADR(a)(b)	100,116	1,535,780
Petroleo Brasileiro SA, ADR(a)(b)	13,800	424,074
Vale SA, ADR(a)(b)	35,300	1,042,056

Total		3,528,800

CANADA 5.1%

Agrium, Inc.(a)	5,900	516,300
Barrick Gold Corp.(a)	74,517	3,544,774
Cameco Corp.(a)	81,841	2,173,697
Kinross Gold Corp.(a)	147,774	2,414,627
Magna International, Inc., Class A(a)(b)	42,700	2,082,600
Morguard Real Estate Investment Trust(a)	41,900	685,433
National Bank of Canada(a)(b)	6,400	496,017

Issuer	Shares	Value

Common Stocks (continued)

CANADA (CONTINUED)

Nexen, Inc.(a)	180,526	$4,208,963
Niko Resources Ltd.(a)	14,728	1,012,901
Northern Property Real Estate Investment Trust Unit(a)	27,700	890,911
Pason Systems, Inc.(a)	109,100	1,684,259
Penn West Petroleum Ltd.(a)(c)	28,171	627,431
Yellow Media, Inc.(a)(b)	119,500	260,150

Total		20,598,063

DENMARK 0.5%

Christian Hansen Holding A/S(a)	33,228	766,251
Danske Bank AS(a)(c)	71,846	1,389,961

Total		2,156,212

FINLAND 0.5%

Nokia OYJ, ADR(a)(b)	363,455	2,108,039

FRANCE 9.7%

Areva SA(a)(b)(c)	29,263	1,072,854
BNP Paribas SA(a)	42,890	2,781,580
Boiron SA(a)	14,035	599,158
Bouygues SA(a)	79,500	3,005,000
Carrefour SA(a)	58,585	1,728,575
EDF SA(a)(b)	42,957	1,631,695
Euler Hermes SA(a)	6,391	561,145
Faurecia(a)(b)	39,200	1,512,082
IPSOS(a)	23,719	1,122,236
Medica SA(a)	20,043	419,419
Mersen(a)	24,087	1,301,673
Neopost SA(a)(b)	28,313	2,262,469
Nexans SA(a)	13,473	1,162,493
Renault SA(a)	58,600	3,126,606
Rubis(a)	9,396	548,284
Sanofi(a)	76,419	5,937,797
Societe Generale SA(a)	126,228	6,248,235
Thales SA(a)	48,536	2,074,529
Vivendi SA(a)	66,260	1,584,539

Total		38,680,369

GERMANY 7.0%

Allianz SE, Registered Shares(a)	40,722	5,306,686
Bilfinger Berger SE(a)	19,455	1,918,751
Deutsche Bank AG, Registered Shares(a)	47,800	2,628,170
Deutsche Lufthansa AG, Registered Shares(a)	53,100	1,069,009
E.ON AG(a)	137,700	3,796,821
ElringKlinger AG(a)(b)	34,393	1,027,921

Issuer	Shares	Value

Common Stocks (continued)

GERMANY (CONTINUED)

Fielmann AG(a)	11,277	$1,177,731
GFK SE(a)	18,099	910,355
MTU Aero Engines Holding AG(a)	12,573	928,211
Muenchener Rueckversicherungs AG, Registered Shares(a)	14,200	2,095,501
Rational AG(a)(b)	3,323	899,938
Siemens AG, Registered Shares(a)	12,101	1,546,583
Symrise AG(a)	71,041	1,940,744
ThyssenKrupp AG(a)	51,000	2,254,836
Wincor Nixdorf AG(a)	11,058	691,545

Total		28,192,802

HONG KONG 1.3%

AMVIG Holdings Ltd.(a)	1,203,000	739,270
Arts Optical International Holdings(a)	394,000	159,243
ASM Pacific Technology Ltd.(a)(b)	85,200	934,487
Esprit Holdings Ltd.(a)	545,800	1,588,998
New World Development Ltd.(a)	588,000	864,845
Pacific Basin Shipping Ltd.(a)	1,897,000	1,039,555

Total		5,326,398

INDIA 0.2%

Hindalco Industries Ltd.(a)	101,600	386,335
Tata Steel Ltd.(a)	32,300	410,861

Total		797,196

INDONESIA 0.3%

PT Telekomunikasi Indonesia Tbk, ADR(a)	31,188	1,088,461

IRELAND 0.2%

Glanbia PLC(a)	112,437	738,171

ITALY 2.8%

ENI SpA(a)	120,900	2,627,283
Telecom Italia SpA(a)	5,460,848	6,243,134
UniCredit SpA(a)	1,403,625	2,503,885

Total		11,374,302

JAPAN 24.9%

Air Water, Inc.(a)	31,000	376,001
Ariake Japan Co., Ltd.(a)	38,200	780,093
Asahi Glass Co., Ltd.(a)	194,000	2,241,409
Asahi Group Holdings Ltd.(a)	83,200	1,760,539
Bridgestone Corp.(a)	92,700	2,305,970
Coca-Cola West Co., Ltd.(a)	150,300	3,006,655

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Dai Nippon Printing Co., Ltd.(a)(b)	251,000	$2,850,113
Daiichi Sankyo Co., Ltd.(a)	51,000	1,053,908
Dowa Holdings Co., Ltd.(a)(b)	77,000	515,811
East Japan Railway Co.(a)	13,400	843,322
FCC Co., Ltd.(a)(b)	67,100	1,610,751
FUJIFILM Holdings Corp.(a)	61,400	1,854,284
Fujitsu Ltd.(a)	256,000	1,506,604
Hogy Medical Co., Ltd.(a)	26,400	1,182,529
Horiba Ltd.(a)	39,100	1,297,525
Japan Steel Works Ltd. (The)(a)(b)	147,000	1,030,176
Japan Tobacco, Inc.(a)	949	4,300,737
JFE Holdings, Inc.(a)	71,700	1,950,705
JX Holdings, Inc.(a)	263,200	1,902,958
Kao Corp.(a)	38,300	1,083,094
Konica Minolta Holdings, Inc.(a)	196,000	1,585,753
Mabuchi Motor Co., Ltd.(a)(b)	40,100	2,073,242
Mazda Motor Corp.(a)(b)(c)	312,000	857,351
Miraca Holdings, Inc.(a)	28,700	1,206,256
Mitsubishi Corp.(a)	63,300	1,693,032
Mitsubishi Electric Corp.(a)	44,000	519,554
Mitsubishi Gas Chemical Co., Inc.(a)	144,000	1,122,346
Mitsubishi UFJ Financial Group, Inc.(a)	194,900	989,678
Mitsui & Co., Ltd.(a)	57,900	1,090,076
Miura Co., Ltd.(a)(b)	17,700	509,757
MS&AD Insurance Group Holdings, Inc.(a)(b)	107,900	2,696,574
Namco Bandai Holdings, Inc.(a)	70,900	897,110
NGK Spark Plug Co., Ltd.(a)	43,000	606,991
Nifco, Inc.(a)(b)	68,200	1,824,332
Nintendo Co., Ltd.(a)(b)	8,200	1,300,409
Nippon Express Co., Ltd.(a)	205,000	904,137
Nippon Telegraph & Telephone Corp.(a)(b)	76,400	3,778,392
Nippon Telegraph & Telephone Corp., ADR(a)	129,943	3,214,790
Nissan Motor Co., Ltd.(a)	290,700	3,093,477
ORIX Corp.(a)(b)	15,300	1,650,449
Otsuka Holdings Co., Ltd.(a)	29,000	798,314
Panasonic Corp.(a)	84,800	1,008,319
Rohm Co., Ltd.(a)(b)	27,200	1,585,053
Sankyo Co., Ltd.(a)	29,700	1,586,121
Sekisui House Ltd.(a)	165,000	1,579,312
Seven & I Holdings Co., Ltd.(a)	64,700	1,844,902
Sharp Corp.(a)(b)	243,000	2,238,517
Shimano, Inc.(a)(b)	3,500	184,227
Shiseido Co., Ltd.(a)	107,500	2,059,867
Sony Corp.(a)	60,900	1,527,515
Sumco Corp.(a)(b)(c)	46,600	737,854

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Sumitomo Electric Industries Ltd.(a)	150,400	$2,245,229
Sumitomo Mitsui Financial Group, Inc.(a)	77,600	2,441,215
Sumitomo Mitsui Trust Holdings, Inc.(a)(b)	361,029	1,329,930
Sumitomo Rubber Industries Ltd.(a)	52,100	676,322
Taiyo Holdings Co., Ltd.(a)	19,200	584,949
Tokyo Electric Power Co., Inc. (The)(a)(b)	183,100	1,016,135
Tokyo Gas Co., Ltd.(a)	154,000	735,726
Toshiba Corp.(a)	308,000	1,597,840
Toyota Motor Corp.(a)	84,900	3,465,958
Toyota Motor Corp., ADR(a)(b)	18,784	1,538,785
Ube Industries Ltd.(a)	155,000	526,083
Ushio, Inc.(a)(b)	43,900	825,692
Wacoal Holdings Corp.(a)(b)	124,000	1,649,697
West Japan Railway Co.(a)	24,500	1,042,570

Total		99,893,022

KOREA 2.0%

Hana Financial Group, Inc.(a)	18,800	737,365
KB Financial Group, Inc.(a)	14,387	715,657
Korea Electric Power Corp., ADR(a)(c)	144,068	1,740,341
LG Display Co., Ltd.(a)	16,900	434,836
LG Electronics, Inc.(a)	8,099	617,117
Samsung Electronics Co., Ltd.(a)	1,080	864,824
SK Telecom Co., Ltd., ADR(a)(b)	188,755	3,004,980

Total		8,115,120

LUXEMBOURG 0.3%

AZ Electronic Materials SA(a)(c)	253,262	1,097,462

NETHERLANDS 4.4%

Aegon NV(a)(c)	407,300	2,330,873
ING Groep NV-CVA(a)(c)	422,900	4,538,133
Koninklijke Ahold NV(a)	143,300	1,908,098
Koninklijke Boskalis Westminster NV(a)(b)	71,934	3,026,192
Koninklijke DSM NV(a)	30,574	1,733,503
QIAGEN NV(a)(c)	48,112	809,234
SBM Offshore NV(a)	31,579	754,894
TNT Express NV(a)	106,085	1,074,656
Wolters Kluwer NV(a)	75,047	1,556,054

Total		17,731,637

Issuer	Shares	Value

Common Stocks (continued)

NEW ZEALAND 0.7%

Auckland International Airport Ltd.(a)	360,641	$715,507
Fisher & Paykel Healthcare Corp., Ltd.(a)	446,250	981,705
Sky City Entertainment Group Ltd.(a)	304,006	982,355

Total		2,679,567

NORWAY 0.7%

Farstad Shipping ASA(a)	19,783	589,709
Statoil ASA(a)	43,671	1,076,346
Telenor ASA(a)	56,800	949,309

Total		2,615,364

POLAND 0.2%

KGHM Polska Miedz SA(a)	10,000	684,418

PORTUGAL 0.4%

EDP-Energias de Portugal SA(a)	445,900	1,549,117

RUSSIAN FEDERATION 1.1%

Gazprom OAO, ADR(a)	224,116	3,207,025
Lukoil OAO, ADR(a)	9,700	645,034
Polyus Gold International, GDR(a)(c)	182,069	655,448

Total		4,507,507

SINGAPORE 3.0%

Ascendas Real Estate Investment Trust(a)	790,000	1,337,893
CapitaMall Trust(a)	1,528,099	2,390,195
Ezra Holdings Ltd.(a)(b)	562,000	585,019
Hyflux Ltd.(a)	662,000	1,076,141
SATS Ltd.(a)	720,000	1,503,870
SembCorp Industries Ltd.(a)	341,000	1,433,462
SIA Engineering Co., Ltd.(a)	533,000	1,792,508
SMRT Corp., Ltd.(a)(b)	312,000	476,944
StarHub Ltd.(a)	609,000	1,426,158

Total		12,022,190

SOUTH AFRICA 1.1%

AngloGold Ashanti Ltd., ADR(a)	57,686	2,419,351
Gold Fields Ltd.(a)	133,494	2,071,670

Total		4,491,021

SPAIN 0.8%

Distribuidora Internacional de Alimentacion SA(a)(b)(c)	72,957	309,254
Gas Natural SDG SA(a)	106,715	2,145,330

Issuer	Shares	Value

Common Stocks (continued)

SPAIN (CONTINUED)

Prosegur Cia de Seguridad SA, Registered Shares(a)	16,495	$759,164

Total		3,213,748

SWEDEN 0.2%

AF AB, Class B(a)	40,589	753,261

SWITZERLAND 3.8%

Clariant AG, Registered Shares(a)(c)	88,000	1,383,687
Informa PLC(a)	159,900	1,056,405
Novartis AG, Registered Shares(a)	73,420	4,500,799
Roche Holding AG, Genusschein Shares(a)	17,000	3,050,580
UBS AG, Registered Shares(a)(c)	134,804	2,222,669
Xstrata PLC(a)	148,800	3,139,439

Total		15,353,579

TAIWAN 0.4%

AU Optronics Corp.(a)	1,339,960	734,305
Lite-On Technology Corp.(a)	409,000	534,810
Pegatron Corp.(a)(c)	330,000	379,377

Total		1,648,492

TURKEY 0.1%

Turkiye Is Bankasi, Class C(a)	176,100	505,570

UNITED KINGDOM 18.7%

AstraZeneca PLC(a)	166,909	8,109,925
Aviva PLC(a)	304,100	1,980,444
BAE Systems PLC(a)	322,900	1,607,566
Barclays PLC(a)	645,100	2,340,780
Bodycote PLC(a)	122,244	773,334
BP PLC(a)	440,400	3,319,135
Cobham PLC(a)	272,347	907,805
Cookson Group PLC(a)	160,300	1,686,584
Croda International PLC(a)	82,938	2,581,533
De La Rue PLC(a)	123,022	1,576,100
Diploma PLC(a)	136,836	816,320
GKN PLC(a)	500,300	1,836,565
GlaxoSmithKline PLC(a)	249,791	5,569,129
Greene King PLC(a)	63,330	507,495
Halma PLC(a)	182,822	1,212,429
Home Retail Group PLC(a)	418,543	930,380
Imperial Tobacco Group PLC(a)	48,300	1,671,979
Interserve PLC(a)	124,828	681,802
Laird PLC(a)	321,543	990,675

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM (CONTINUED)

Lloyds Banking Group PLC(a)(c)	3,540,800	$2,501,257
Rexam PLC(a)	376,026	2,284,810
Rio Tinto PLC(a)	85,100	6,007,105
Rotork PLC(a)	92,095	2,388,933
Royal Dutch Shell PLC, ADR(a)(b)	36,377	2,679,166
Royal Dutch Shell PLC, Class A(a)	178,411	6,548,483
Serco Group PLC(a)	74,547	659,545
Spectris PLC(a)	67,984	1,748,958
Spirax-Sarco Engineering PLC(a)	19,334	594,165
TT electronics PLC(a)	213,283	675,681
Ultra Electronics Holdings PLC(a)	57,872	1,494,257
Victrex PLC(a)	46,664	1,114,356
Vodafone Group PLC(a)	2,506,182	7,028,225

Total		74,824,921

Total Common Stocks (Cost: $370,693,331)		$392,039,053

	Shares	Value

Money Market Fund 1.2%

Columbia Short-Term Cash Fund, 0.162%(d)(e)	4,679,929	$4,679,929

Total Money Market Fund (Cost: $4,679,929)		$4,679,929

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.5%

Asset-Backed Commercial Paper 1.0%

Atlantis One
08/15/11	0.150%	$1,999,742	$1,999,742
Straight A Funding LLC
08/09/11	0.110%	1,999,829	1,999,829

Total			3,999,571

Certificates of Deposit 1.9%

Credit Agricole
08/23/11	0.230%	2,998,238	2,998,238
Lloyds Bank PLC
10/14/11	0.260%	1,500,000	1,500,000
Pohjola Bank PLC
08/15/11	0.340%	3,000,000	3,000,000

Total			7,498,238

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper 1.3%

Danske Corp.
08/02/11	0.220%	$999,652	$999,652
PB Capital Corp.
08/12/11	0.491%	1,997,604	1,997,604
Suncorp Metway Ltd.
08/11/11	0.210%	1,999,638	1,999,638

Total			4,996,894

Money Market Fund 1.7%

JPMorgan Prime Money Market Fund, 0.010%(d)		7,000,000	7,000,000

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements 2.6%

Credit Suisse Securities (USA) LLC dated 07/29/11, matures 08/01/11, repurchase price $10,573,952(f)
	0.180%	$10,573,793	$10,573,793

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $34,068,496)			$34,068,496

Total Investments (Cost: $409,441,756)(g)			$430,787,478	(h)

Other Assets & Liabilities, Net			(29,793,437)

Net Assets			$400,994,041

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2011:

	Percentage of net
Industry	assets	Value(a)

Aerospace & Defense	1.7%	$7,012,368
Air Freight & Logistics	0.3	1,074,656
Airlilnes	0.3	1,069,009
Auto Components	3.4	13,483,534
Automobiles	3.0	12,082,177
Beverages	1.2	4,767,194
Building Products	0.6	2,241,409
Capital Markets	1.2	4,850,839
Chemicals	3.5	13,964,449
Commercial Banks	7.8	31,280,824
Commercial Services & Supplies	2.0	8,058,923
Communications Equipment	0.5	2,108,039
Computers & Peripherals	1.2	4,710,176
Construction & Engineering	2.3	9,361,625
Containers & Packaging	0.8	3,024,079
Diversified Financial Services	1.5	6,188,582
Diversified Telecommunication Services	4.6	18,621,907
Electric Utilities	2.8	11,269,889
Electrical Equipment	2.3	9,200,737
Electronic Equipment, Instruments & Components	2.4	9,765,013
Energy Equipment & Services	0.9	3,613,881
Food & Staples Retailing	1.9	7,447,157
Food Products	0.4	1,518,263
Gas Utilities	0.9	3,429,340
Health Care Equipment & Supplies	0.5	2,164,234
Health Care Providers & Services	0.4	1,625,675
Hotels, Restaurants & Leisure	0.4	1,489,851
Household Durables	1.7	6,970,780
Industrial Conglomerates	1.2	4,666,630
Insurance	4.1	16,588,276
Internet & Catalog Retail	0.2	930,380
Leisure Equipment & Products	0.7	2,667,457
Life Sciences Tools & Services	0.2	809,234
Machinery	1.5	6,196,305
Marine	0.3	1,039,555
Media	1.8	7,306,509
Metals & Mining	7.9	31,719,780
Multiline Retail	0.2	866,728
Office Electronics	1.0	3,848,223
Oil, Gas & Consumable Fuels	7.9	32,282,669
Personal Products	0.8	3,142,961
Pharmaceuticals	7.4	29,619,610
Professional Services	0.2	753,261
Real Estate Investment Trusts (REITs)	1.9	7,773,542
Real Estate Management & Development	0.2	864,845
Road & Rail	0.8	3,266,972
Semiconductors & Semiconductor Equipment	1.0	4,122,217
Software	0.3	1,300,409
Specialty Retail	0.7	2,766,729
Textiles, Apparel & Luxury Goods	0.5	1,808,940
Tobacco	1.5	5,972,715
Trading Companies & Distributors	0.7	2,783,108
Transportation Infrastructure	1.0	4,011,884
Water Utilities	0.3	1,076,141
Wireless Telecommunication Services	2.9	11,459,363
Other(1)	9.7	38,748,425

Total		$430,787,478

(1)	Cash & Cash Equivalents.
Investments in Derivatives
At July 31, 2011, $746,806 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at July 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
Dow Jones EURO STOXX 50 Index	74	$2,843,279	September 2011	$—	$(9,174)
Forward Foreign Currency Exchange Contracts Open at July 31, 2011

		Currency to be		Currency to be		Unrealized	Unrealized
Counterparty	Exchange Date	Delivered		Received		Appreciation	Depreciation

Jackson Partners & Associates Inc.	August 1, 2011	107,687		89,597		$163	$—
		(SGD	)	(USD	)

Jackson Partners & Associates Inc.	August 2, 2011	168,742		186,355		975	—
		(AUD	)	(USD	)

J.P. Morgan Securities, Inc.	August 3, 2011	868,000		907,927		—	(545)
		(CAD	)	(USD	)

J.P. Morgan Securities, Inc.	August 15, 2011	5,438,000		5,616,608		—	(73,271)
		(CAD	)	(USD	)

J.P. Morgan Securities, Inc.	August 15, 2011	3,741,000		5,303,249		—	(70,636)
		(EUR	)	(USD	)

J.P. Morgan Securities, Inc.	August 15, 2011	257,783,000		3,200,286		—	(148,801)
		(JPY	)	(USD	)

J.P. Morgan Securities, Inc.	August 15, 2011	689,704		610,000		85,521	—
		(USD	)	(CHF	)

J.P. Morgan Securities, Inc.	August 15, 2011	4,444,427		28,009,000		4,383	—
		(USD	)	(SEK	)

J.P. Morgan Securities, Inc.	October 31, 2011	3,769,500		4,112,317		18,981	—
		(AUD	)	(USD	)

J.P. Morgan Securities, Inc.	November 15, 2011	682,000		983,669		6,283	—
		(EUR	)	(USD	)

J.P. Morgan Securities, Inc.	November 15, 2011	10,754,000		15,222,549		—	(189,197)
		(EUR	)	(USD	)

J.P. Morgan Securities, Inc.	November 15, 2011	9,967,000		15,936,236		—	(405,312)
		(GBP	)	(USD	)

J.P. Morgan Securities, Inc.	November 15, 2011	838,049,000		10,391,442		—	(507,884)
		(JPY	)	(USD	)

J.P. Morgan Securities, Inc.	November 15, 2011	7,130,754		6,731,000		164,693	—
		(USD	)	(AUD	)

J.P. Morgan Securities, Inc.	November 15, 2011	19,965,974		16,782,000		1,390,475	—
		(USD	)	(CHF	)

J.P. Morgan Securities, Inc.	November 15, 2011	10,193,894		55,729,000		84,823	—
		(USD	)	(NOK	)

J.P. Morgan Securities, Inc.	November 15, 2011	10,356,440		12,537,000		574,405	—
		(USD	)	(NZD	)

J.P. Morgan Securities, Inc.	November 15, 2011	37,289,000		5,804,006		88,560	—
		(USD	)	(SEK	)

Total						$2,419,262	$(1,395,646)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At July 31, 2011, the value of foreign securities, excluding short-term securities, represented 97.77% of net assets.
(b)	At July 31, 2011, security was partially or fully on loan.
(c)	Non-income producing.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2011.
(e)	Investments in affiliates during the period ended July 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$3,949,432	$173,165,012	$(172,434,515)	$—	$4,679,929	$9,555	$4,679,929

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Credit Suisse Securities (USA) LLC (0.180%)

Security Description	Value

United States Treasury Note/Bond	$10,785,285

Total Market Value of Collateral Securities	$10,785,285

(g)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $409,442,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$52,905,000
Unrealized Depreciation	(31,559,000)

Net Unrealized Appreciation	$21,346,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated April 30, 2011.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$3,881,535	$46,491,550	$—	$50,373,085
Consumer Staples	—	22,848,290	—	22,848,290
Energy	12,810,491	23,086,059	—	35,896,550
Financials	5,803,311	61,743,597	—	67,546,908
Health Care	—	34,218,754	—	34,218,754
Industrials	—	60,736,441	—	60,736,441
Information Technology	2,108,039	23,746,038	—	25,854,077
Materials	9,937,108	38,771,200	—	48,708,308
Telecommunication Services	7,308,231	22,773,039	—	30,081,270
Utilities	3,276,121	12,499,249	—	15,775,370

Total Equity Securities	45,124,836	346,914,217	—	392,039,053

Other
Affiliated Money Market Fund(c)	4,679,929	—	—	4,679,929
Investments of Cash Collateral Received for Securities on Loan	7,000,000	27,068,496	—	34,068,496

Total Other	11,679,929	27,068,496	—	38,748,425

Investments in Securities	56,804,765	373,982,713	—	430,787,478
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	2,419,262	—	2,419,262
Liabilities
Futures Contracts	(9,174)	—	—	(9,174)
Forward Foreign Currency Exchange Contracts	—	(1,395,646)	—	(1,395,646)

Total	$56,795,591	$375,006,329	$—	$431,801,920

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $320,602,486. All foreign securities subject to fair value procedures by the pricing service are classified as Level 2.
(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.
(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Seligman Global Technology Fund

July 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%

CONSUMER DISCRETIONARY 0.7%

Internet & Catalog Retail 0.7%

Amazon.com, Inc.(a)	16,600	$3,693,832

TOTAL CONSUMER DISCRETIONARY		3,693,832

HEALTH CARE 3.8%

Health Care Equipment & Supplies 2.5%

Baxter International, Inc.	46,200	2,687,454
Becton Dickinson and Co.	10,400	869,544
Olympus Corp.(b)	206,300	7,336,311
Sirona Dental Systems, Inc.(a)	53,900	2,726,262

Total		13,619,571

Life Sciences Tools & Services 1.3%

Thermo Fisher Scientific, Inc.(a)	113,500	6,820,215

TOTAL HEALTH CARE		20,439,786

INDUSTRIALS 2.1%

Electrical Equipment 2.1%

Nidec Corp.(b)	113,300	11,272,801

TOTAL INDUSTRIALS		11,272,801

INFORMATION TECHNOLOGY 90.7%

Communications Equipment 3.4%

HTC Corp.(b)	4,350	129,402
Netgear, Inc.(a)(c)	20,100	661,491
QUALCOMM, Inc.	326,071	17,862,169

Total		18,653,062

Computers & Peripherals 13.9%

Apple, Inc.(a)	66,655	26,027,444
Electronics for Imaging, Inc.(a)(c)	275,503	4,741,407
EMC Corp.(a)	373,600	9,743,488
Hewlett-Packard Co.	510,345	17,943,730
NetApp, Inc.(a)	172,600	8,201,952
Toshiba Corp.(b)	1,555,900	8,071,687

Total		74,729,708

Electronic Equipment, Instruments & Components 4.5%

Avnet, Inc.(a)	193,000	5,654,900
Jabil Circuit, Inc.	254,300	4,656,233
Kyocera Corp.(b)	41,600	4,442,295
Murata Manufacturing Co., Ltd.(b)	42,300	2,739,641
Tripod Technology Corp.(a)(b)	538,000	2,136,271

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Electronic Equipment, Instruments & Components (cont.)

Unimicron Technology Corp.(b)	2,532,100	$4,504,938

Total		24,134,278

Internet Software & Services 3.8%

Baidu, Inc., ADR(a)(b)	79,900	12,549,893
Netease.com, ADR(a)(b)(c)	69,500	3,511,140
WebMD Health Corp.(a)	60,600	2,136,150
Yandex NV, Class A(a)(b)	60,841	2,127,610

Total		20,324,793

IT Services 8.9%

Amdocs Ltd.(a)(b)	797,043	25,130,766
CGI Group, Inc., Class A(a)(b)	82,900	1,780,692
InterXion Holding NV(a)(b)	91,247	1,355,018
Rolta India Ltd.(b)	2,523,335	6,617,810
VeriFone Systems, Inc.(a)(c)	79,400	3,125,978
Visa, Inc., Class A	117,900	10,085,166

Total		48,095,430

Office Electronics 3.8%

Canon, Inc.(b)	220,500	10,630,634
Xerox Corp.	1,064,400	9,930,852

Total		20,561,486

Semiconductors & Semiconductor Equipment 19.6%

Advanced Micro Devices, Inc.(a)(c)	3,011,411	22,103,757
Advanced Semiconductor Engineering, Inc.(a)(b)	1,256,000	1,357,280
Analog Devices, Inc.	40,800	1,403,520
ASML Holding NV(b)	198,200	7,060,652
ASML Holding NV, NY Registered Shares, ADR(b)	196,100	6,990,965
Atmel Corp.(a)	131,400	1,589,940
Broadcom Corp., Class A(a)	80,200	2,973,014
Intel Corp.	683,641	15,265,703
International Rectifier Corp.(a)(c)	21,100	542,059
KLA-Tencor Corp.(c)	435,800	17,353,556
Lam Research Corp.(a)(c)	104,000	4,251,520
Marvell Technology Group Ltd.(a)(b)	265,400	3,933,228
Microsemi Corp.(a)(c)	229,600	4,557,560
Novellus Systems, Inc.(a)(c)	380,600	11,813,824
ON Semiconductor Corp.(a)	489,000	4,249,410

Total		105,445,988

Application Software 16.4%

Aspen Technology, Inc.(a)(c)	224,314	3,476,867
JDA Software Group, Inc.(a)(c)	310,800	8,689,968

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Application Software (cont.)

Longtop Financial Technologies Ltd., ADR(a)(b)(c)(d)	132,600	$397,800
NICE Systems Ltd., ADR(a)(b)(c)	291,400	10,408,808
Nuance Communications, Inc.(a)(c)	868,199	17,372,662
Parametric Technology Corp.(a)(c)	910,836	18,936,280
Synopsys, Inc.(a)	1,022,672	24,513,448
Taleo Corp., Class A(a)(c)	142,300	4,710,130

Total		88,505,963

Systems Software 16.4%

BMC Software, Inc.(a)	336,656	14,550,272
Check Point Software Technologies Ltd.(a)(b)(c)	219,405	12,648,698
Microsoft Corp.	642,016	17,591,239
Oracle Corp.	490,400	14,996,432
Symantec Corp.(a)	1,492,562	28,448,232

Total		88,234,873

TOTAL INFORMATION TECHNOLOGY		488,685,581

Total Common Stocks (Cost: $470,197,272)		$524,092,000

	Shares	Value

Money Market Fund 4.5%

Columbia Short-Term Cash Fund, 0.162%(e)(f)	24,186,135	$24,186,135

Total Money Market Fund (Cost: $24,186,135)		$24,186,135

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.8%

Asset-Backed Commercial Paper 0.4%

Atlantis One 08/15/11	0.150%	$999,871	$999,871
Cancara Asset Securitisation LLC
08/19/11	0.170%	999,863	999,863

Total			1,999,734

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Money Market Fund 1.8%

JPMorgan Prime Money Market Fund, 0.010%(f)		10,000,000	$10,000,000

Other Short-Term Obligations 0.4%

Natixis Financial Products LLC
08/01/11	0.460%	2,000,000	2,000,000

Repurchase Agreements 6.2%

BNP Paribas Securities Corp. dated 07/29/11, matures 08/01/11, repurchase price $7,314,073(g)
	0.200%	7,313,951	7,313,951
Citigroup Global Markets, Inc. dated 07/29/11, matures 08/01/11, repurchase price $6,000,060(g)
	0.120%	6,000,000	6,000,000
MF Global Holdings Ltd. dated 07/29/11, matures 08/01/11, repurchase price $10,000,208(g)
	0.250%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 07/29/11, matures 08/01/11, repurchase price $5,000,100(g)
	0.240%	5,000,000	5,000,000
Nomura Securities dated 07/29/11, matures 08/01/11, repurchase price $5,000,098(g)
	0.235%	5,000,000	5,000,000

Total			33,313,951

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $47,313,685)			$47,313,685

Total Investments (Cost: $541,697,092)(h)			$595,591,820	(i)
Other Assets & Liabilities, Net			(57,236,377)

Net Assets			$538,355,443

Summary of Investments in Securities by Country
The following table represents the portfolio investments of the Fund by country as a percentage of net assets at July 31, 2011.

Percentage of Net
Country	Assets

Bermuda	0.7%
Canada	0.3
Cayman Islands	3.0
Guernsey	4.7
India	1.2
Israel	4.3
Japan	8.3
Netherlands	3.3
Taiwan	1.5

Total Foreign Securities	27.3%
United States	83.3%

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at July 31, 2011

		Currency to be	Currency to	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	be Received	Appreciation	Depreciation

J.P. Morgan Securities, Inc.	Aug. 1, 2011	4,104,820	320,416,504	$57,244	$—
		(USD)	(JPY)

J.P. Morgan Securities, Inc.	Aug. 3, 2011	97,602,007	1,267,229	—	(576)
		(JPY)	(USD)

Total				$57,244	$(576)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Represents a foreign security. At July 31, 2011, the value of foreign securities, excluding short-term securities, represented 27.33% of net assets.
(c)	At July 31, 2011, security was partially or fully on loan.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2011, the value of these securities amounted to $397,800, which represents 0.07% of net assets.
(e)	Investments in affiliates during the period ended July 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$61,648,987	$260,073,991	$(297,536,843)	$—	$24,186,135	$43,503	$24,186,135

(f)	The rate shown is the seven-day current annualized yield at July 31, 2011.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.200%)

Security Description	Value

Fannie Mae REMICS	$5,371,213
Freddie Mac REMICS	2,089,017

Total Market Value of Collateral Securities	$7,460,230

Citigroup Global Markets, Inc. (0.120%)

Security Description	Value

Fannie Mae REMICS	$2,529,626
Fannie Mae-Aces	92,432
Freddie Mac REMICS	3,069,854
Government National Mortgage Association	428,088

Total Market Value of Collateral Securities	$6,120,000

MF Global Holdings Ltd. (0.250%)

Security Description	Value

Fannie Mae Pool	$22,846
Fannie Mae REMICS	621,844
Freddie Mac Gold Pool	7,142,661
Freddie Mac REMICS	167,784
Ginnie Mae I pool	686,628
Ginnie Mae II pool	960,932
Government National Mortgage Association	597,310

Total Market Value of Collateral Securities	$10,200,005

Mizuho Securities USA, Inc. (0.240%)

Security Description	Value

Fannie Mae Benchmark REMIC	$13,796
Fannie Mae Grantor Trust	4,760
Fannie Mae Pool	1,335,893
Fannie Mae REMICS	1,352,104
Fannie Mae Whole Loan	10,723
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	66,866
Freddie Mac Gold Pool	30,629
Freddie Mac Non Gold Pool	97,471
Freddie Mac REMICS	1,620,957
Ginnie Mae II pool	2,737
Government National Mortgage Association	564,064

Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.235%)

Security Description	Value

Ginnie Mae II pool	$5,100,000

Total Market Value of Collateral Securities	$5,100,000

(h)	At July 31, 2011, the cost of securities for federal income tax purposes was approximately $541,697,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$70,128,000
Unrealized Depreciation	(16,233,000)

Net Unrealized Appreciation	$53,895,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt
Currency Legend

JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated April 30, 2011.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$3,693,832	$—	$—	$3,693,832
Health Care	13,103,475	7,336,311	—	20,439,786
Industrials	—	11,272,801	—	11,272,801
Information Technology	440,994,971	47,690,610	—	488,685,581

Total Equity Securities	457,792,278	66,299,722	—	524,092,000

Other
Affiliated Money Market Fund(c)	24,186,135	—	—	24,186,135
Investments of Cash Collateral Received for Securities on Loan	10,000,000	37,313,685	—	47,313,685

Total Other	34,186,135	37,313,685	—	71,499,820

Investments in Securities	491,978,413	103,613,407	—	595,591,820
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	57,244	—	57,244
Liabilities
Forward Foreign Currency Exchange Contracts	—	(576)	—	(576)

Total	$491,978,413	$103,670,075	$—	$595,648,488

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $30,346,041. All foreign securities subject to fair value procedures by the pricing service are classified as Level 2.
(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.
(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Item 2.	Control and Procedures.
(a)  The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Series Trust II

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton President and Principal Executive Officer

Date	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton President and Principal Executive Officer

Date	September 21, 2011

By	/s/ Michael G. Clarke

Michael G. Clarke Treasurer and Principal Financial Officer

Date	September 21, 2011